Document and Entity Information	3 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Trading Symbol	MSTX
Entity Registrant Name	Mast Therapeutics, Inc.
Entity Central Index Key	0001160308
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 21,409,923	$ 22,500,440	$ 43,569,947
Short-term investments	10,597,514	14,010,962	7,133,697
Interest and other receivables	10,831	15,689	17,245
Contingent asset			815,011
Prepaid expenses	511,216	646,571	256,311
Total current assets	32,529,484	37,173,662	51,792,211
Property and equipment, net	198,706	198,358	464,465
In-process research and development	6,549,000	6,549,000	6,549,000
Goodwill	3,006,883	3,006,883	3,006,883
Other assets	43,912	43,912	43,912
Total assets	42,327,985	46,971,815	61,856,471
Current liabilities:
Accounts payable	575,766	698,838	451,705
Accrued liabilities	1,863,764	1,283,976	1,120,416
Accrued compensation and payroll taxes	555,065	445,352	756,773
Contingent liability	170,000	142,500	140,125
Total current liabilities	3,164,595	2,570,666	2,469,019
Deferred income tax liability	2,608,755	2,608,755	2,608,755
Total liabilities	5,773,350	5,179,421	5,077,774
Commitments
Stockholders' equity:
Common stock	47,720	47,720	47,716
Treasury stock, at cost	(1,454)	(1,454)
Additional paid-in capital	227,048,419	226,696,863	226,122,331
Accumulated other comprehensive loss	(10,642)	(2,194)	(2,298)
Deficit accumulated during the development stage	(190,529,408)	(184,948,541)	(169,389,052)
Total stockholders' equity	36,554,635	41,792,394	56,778,697
Total liabilities and stockholders' equity	$ 42,327,985	$ 46,971,815	$ 61,856,471

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	47,719,365	47,719,365	47,715,709
Common stock, shares outstanding	46,265,286	46,265,286	47,715,709
Treasury stock, shares	1,454,079	1,454,079	0

Condensed Consolidated Statements of Operations and Comprehensive Income/(Loss) (USD $)	3 Months Ended		12 Months Ended		199 Months Ended	202 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Revenues:
Net sales					$ 174,830	$ 174,830
Licensing revenue					1,300,000	1,300,000
Grant revenue					618,692	618,692
Total net revenue			0	0	2,093,522	2,093,522
Cost of goods sold					51,094	51,094
Gross margin					2,042,428	2,042,428
Operating expenses:
Research and development	3,442,912	2,210,454	8,088,152	5,758,337	86,057,456	89,500,368
Selling, general and administrative	2,112,706	2,045,238	7,519,405	7,190,093	67,666,712	69,779,418
Transaction-related expenses	27,500	(114,388)	(69,602)	410,885	671,652	699,152
Depreciation and amortization	9,795	30,192	90,047	37,570	11,025,235	11,035,030
Write-off of in-process research and development					10,422,130	10,422,130
Goodwill impairment					5,702,130	5,702,130
Equity in loss of investee					178,936	178,936
Total operating expenses	5,592,913	4,171,496	15,628,002	13,396,885	181,724,251	187,317,164
Loss from operations	(5,592,913)	(4,171,496)	(15,628,002)	(13,396,885)	(179,681,823)	(185,274,736)
Reduction of fair value of warrants					(12,239,688)	(12,239,688)
Interest income	14,416	18,668	73,560	65,577	4,832,208	4,846,624
Interest expense					(191,729)	(191,729)
Other income (expense), net	(2,370)	311	(5,047)	71,377	129,705	127,335
Loss before cumulative effect of change in accounting principle	(5,580,867)	(4,152,517)	(15,559,489)	(13,259,931)	(187,151,327)	(192,732,194)
Cumulative effect of change in accounting principle					(25,821)	(25,821)
Net loss	(5,580,867)	(4,152,517)	(15,559,489)	(13,259,931)	(187,177,148)	(192,758,015)
Preferred stock dividends					(621,240)	(621,240)
Deemed dividends on preferred stock					(10,506,683)	(10,506,683)
Net loss applicable to common stock	(5,580,867)	(4,152,517)	(15,559,489)	(13,259,931)	(198,305,071)	(203,885,938)
Loss per common share - basic and diluted	$ (0.12)	$ (0.09)	$ (0.33)	$ (0.47)
Weighted average shares outstanding - basic and diluted	46,265,286	47,715,709	47,641,043	28,175,221
Comprehensive Income/(Loss):
Net loss	(5,580,867)	(4,152,517)	(15,559,489)	(13,259,931)	(187,177,148)	(192,758,015)
Unrealized gains (losses) on marketable securities			104	(142)	(38)
Other comprehensive gains/(losses)	(8,448)	139	104	(2,298)		(10,642)
Foreign currency translation adjustments				(2,156)	(2,156)
Comprehensive net loss	$ (5,589,315)	$ (4,152,378)	$ (15,559,385)	$ (13,262,229)	$ (187,179,342)	$ (192,768,657)

Consolidated Statements of Stockholders' Equity (Deficit) (USD $)		Total USD ($)	Series A USD ($)	Series D USD ($)	Series A Preferred Stock USD ($)	Series B Preferred Stock USD ($)	Series E Preferred Stock USD ($)	Series F Preferred Stock USD ($)	Series A Warrants USD ($)	Series C Preferred Stock USD ($)	Series D Preferred Stock USD ($)	Cumulative convertible preferred stock, series A through C USD ($)	Cumulative convertible preferred stock, series A through C Series A Preferred Stock USD ($)	Cumulative convertible preferred stock, series A through C Series B Preferred Stock USD ($)	Convertible preferred stock, series A (2009)	Convertible preferred stock, series A (2009) Series A Preferred Stock USD ($)	Cumulative convertible preferred stock, series B through F (2009-2010)	Cumulative convertible preferred stock, series B through F (2009-2010) Series B Preferred Stock USD ($)	Cumulative convertible preferred stock, series B through F (2009-2010) Series E Preferred Stock USD ($)	Cumulative convertible preferred stock, series B through F (2009-2010) Series F Preferred Stock USD ($)	Cumulative convertible preferred stock, series B through F (2009-2010) Series C Preferred Stock USD ($)	Cumulative convertible preferred stock, series B through F (2009-2010) Series D Preferred Stock USD ($)	Common stock USD ($)	Common stock Series A USD ($)	Common stock Series D USD ($)	Common stock Series A Preferred Stock USD ($)	Common stock Series B Preferred Stock USD ($)	Common stock Series E Preferred Stock USD ($)	Common stock Series F Preferred Stock USD ($)	Common stock Series A Warrants USD ($)	Common stock Series C Preferred Stock USD ($)	Common stock Series D Preferred Stock USD ($)	Additional paid-in capital USD ($)	Additional paid-in capital Series A USD ($)	Additional paid-in capital Series D USD ($)	Additional paid-in capital Series A Preferred Stock USD ($)	Additional paid-in capital Series B Preferred Stock USD ($)	Additional paid-in capital Series E Preferred Stock USD ($)	Additional paid-in capital Series F Preferred Stock USD ($)	Additional paid-in capital Series A Warrants USD ($)	Additional paid-in capital Series C Preferred Stock USD ($)	Additional paid-in capital Series D Preferred Stock USD ($)	Accumulated other comprehensive income (loss) USD ($)	Deficit accumulated during the development stage USD ($)	Deficit accumulated during the development stage Series A Preferred Stock USD ($)	Deficit accumulated during the development stage Series B Preferred Stock USD ($)	Deficit accumulated during the development stage Series E Preferred Stock USD ($)	Deficit accumulated during the development stage Series F Preferred Stock USD ($)	Deficit accumulated during the development stage Series C Preferred Stock USD ($)	Deficit accumulated during the development stage Series D Preferred Stock USD ($)	Treasury stock at cost USD ($)
Beginning Balances, shares at Jun. 11, 1996
Sale of common stock without par value		$ 10																															$ 10
Sale of common stock without par value, shares																							20
Issuance of common stock in acquisition		(13,154)																					69										4,871											(18,094)
Issuance of common stock in acquisition, shares																							68,645
Sale of common/preferred stock																							80										2,386											(2,466)
Sale of common/preferred stock, shares																							80,405
Net loss		(259,476)																																										(259,476)
Ending Balances at Dec. 31, 1996	[1]	(272,620)																					149										7,267											(280,036)
Ending Balances, shares at Dec. 31, 1996	[1]																						149,070
Minority interest deficiency at acquisition charged to the Company		(45,003)																																										(45,003)
Stock issued during period value sale net		1,790,979																					40										1,790,939
Stock issued during period shares sale, net																							40,182
Issuance of common stock in acquisition		888,250																					15										888,235
Issuance of common stock in acquisition, shares																							15,036
Net loss		(1,979,400)																																										(1,979,400)
Ending Balances at Dec. 31, 1997	[1]	382,206																					204										2,686,441											(2,304,439)
Ending Balances, shares at Dec. 31, 1997	[1]																						204,288
Rescission of acquisition		(327,084)																					(15)										(888,235)											561,166
Rescission of acquisition, shares																							(15,036)
Issuance of common stock at conversion of notes and interest payable		364,000																					18										363,982
Issuance of common stock at conversion of notes and interest payable, shares																							18,011
Expense related to stock warrants issued / Detachable warrants issued with notes payable / Issuance of warrants in settlement of a claim		260,000																															260,000
Net loss		(1,204,380)																																										(1,204,380)
Ending Balances at Dec. 31, 1998	[1]	(525,258)																					207										2,422,188											(2,947,653)
Ending Balances, shares at Dec. 31, 1998	[1]																						207,263
Sale of common, Value		135,000																					27										134,973
Sale of common, shares																							27,136
Expense related to stock warrants issued / Detachable warrants issued with notes payable / Issuance of warrants in settlement of a claim		212,000																															212,000
Net loss		(1,055,485)																																										(1,055,485)
Ending Balances at Dec. 31, 1999	[1]	(1,233,743)																					234										2,769,161											(4,003,138)
Ending Balances, shares at Dec. 31, 1999	[1]																						234,399
Sale of preferred stock value, net offering costs		3,123,500										32																					3,123,468
Sale of preferred stock shares, net offering costs, shares												3,200
Dividends payable on preferred stock		(85,000)																															(85,000)
Issuance of common stock at conversion of notes and interest payable		492,497																					16										492,481
Issuance of common stock at conversion of notes and interest payable, shares																							16,499
Issuance of common stock to settle obligations / Issuance of common stock to pay interest on Bridge Notes		1,202,160																					20										1,202,140
Cashless exercise of warrants																							24										(24)
Issuance of common stock to settle obligations / Issuance of common stock to pay interest on Bridge Notes, shares																							19,804
Cashless exercise of warrants, shares																							23,963
Issuance of warrants for acquisition		4,767,664																															4,767,664
Stock issued for acquisition costs		487,500																					6										487,494
Issuance of common stock in acquisition		9,332,769																					280										9,332,489
Stock issued for acquisition costs, shares																							6,000
Issuance of common stock in acquisition, shares																							280,000
Expense related to stock warrants issued		140,000																															140,000
Issuance of common stock at conversion of notes payable / Conversion of preferred stock into common stock / Conversion of Series C preferred stock into common stock		84,000																					3										83,997
Issuance of common stock at conversion of notes payable / Conversion of preferred stock into common stock / Conversion of Series C preferred stock into common stock, shares																							2,814
Net loss		(3,701,084)																																										(3,701,084)
Ending Balances at Dec. 31, 2000	[1]	14,610,263										32											583										22,313,870											(7,704,222)
Ending Balances, shares at Dec. 31, 2000	[1]											3,200											583,479
Dividends payable on preferred stock		(256,000)																															(256,000)
Repurchase of warrants		(55,279)																															(55,279)
Sale of warrants		47,741																															47,741
Issuance of common stock to pay preferred dividends		213,000																					4										212,996
Cashless exercise of warrants																							9										(9)
Issuance of common stock to pay preferred dividends, shares																							3,737
Cashless exercise of warrants, shares																							8,740
Expense related to stock warrants issued / Detachable warrants issued with notes payable / Issuance of warrants in settlement of a claim		450,000																															450,000
Issuance of warrants to pay operating expenses		167,138																															167,138
Issuance of preferred stock to pay operating expenses		136,500										1																					136,499
Issuance of preferred stock to pay operating expenses, shares												137
Issuance of common stock to pay operating expenses		387,271																					4										387,267
Issuance of common stock to pay operating expenses, shares																							4,252
Net loss		(16,339,120)																																										(16,339,120)
Ending Balances at Dec. 31, 2001	[1]	(638,486)										33											600										23,404,223											(24,043,342)
Ending Balances, shares at Dec. 31, 2001	[1]											3,337											600,208
Dividends payable on preferred stock		(242,400)																															(242,400)
Sale of warrants, shares																							9,600
Sale of warrants		117,853																					10										117,843
Cashless exercise of warrants																							4										(4)
Cashless exercise of warrants, shares																							4,008
Exercise of warrants		168,822																					14										168,808
Exercise of warrants, shares																							13,783
Sale of preferred stock at $10.00 per share		701,093										701																					700,392
Sale of preferred stock at $10.00 per share, shares												70,109
Preferred stock dividends forgiven		335,440																															335,440
Sale of common/preferred stock		300,000										2,000																					298,000
Sale of common/preferred stock, shares												200,000
Issuance of common stock at conversion of notes payable / Conversion of preferred stock into common stock / Conversion of Series C preferred stock into common stock												(30)											72										(42)
Issuance of common stock at conversion of notes payable / Conversion of preferred stock into common stock / Conversion of Series C preferred stock into common stock, shares												(3,000)											72,000
Issuance of warrants to pay operating expenses		163,109																															163,109
Issuance of preferred stock to pay operating expenses		6,001										1																					6,000
Issuance of preferred stock to pay operating expenses, shares												136
Issuance of common stock to pay operating expenses		12,269																															12,269
Issuance of common stock to pay operating expenses, shares																							251
Share-based compensation expense - employee options		329,296																															329,296
Net loss		(2,105,727)																																										(2,105,727)
Ending Balances at Dec. 31, 2002		(852,730)										2,705											700										25,292,934											(26,149,069)
Ending Balances, shares at Dec. 31, 2002												270,582											699,850
Dividends payable on preferred stock		(37,840)																															(37,840)
Issuance of common stock to settle obligations / Issuance of common stock to pay interest on Bridge Notes		53,491																					7										53,484
Issuance of common stock to settle obligations / Issuance of common stock to pay interest on Bridge Notes, shares																							6,633
Sale of common stock at $1.00 per share, net of issuance costs		3,992,849																					148										3,992,701
Sale of common stock at $1.00 per share, net of issuance costs, shares																							148,069
Exchange of warrants		49,721																					9										49,712
Exchange of warrants, shares																							9,412
Sale of common/preferred stock		2,597,332																					266										2,597,066
Sale of common/preferred stock, shares																							265,630
Issuance of common stock at conversion of notes payable / Conversion of preferred stock into common stock / Conversion of Series C preferred stock into common stock												(701)											561										140
Issuance of common stock at conversion of notes payable / Conversion of preferred stock into common stock / Conversion of Series C preferred stock into common stock, shares												(70,109)											560,874
Issuance of warrants to pay operating expenses		156,735																															156,735
Issuance of common stock to pay operating expenses		206,799																					9										206,790
Issuance of common stock to pay operating expenses, shares																							9,200
Share-based compensation expense - employee options		286,033																															286,033
Net loss		(2,332,077)																																										(2,332,077)
Ending Balances at Dec. 31, 2003		4,120,313										2,004											1,700										32,597,755											(28,481,146)
Ending Balances, shares at Dec. 31, 2003												200,473											1,699,668
Extinguishment of dividends payable on preferred stock		72,800																															72,800
Cashless exercise of warrants																							18										(18)
Cashless exercise of warrants, shares																							18,583
Exercise of warrants		27,353																					1										27,352
Payment of financing and offering costs		(1,366,774)																															(1,366,774)
Exercise of warrants, shares																							953
Acquisition of treasury stock																																	34,747																		(34,747)
Sale of common/preferred stock		15,626,450																					417										15,626,033
Sale of common/preferred stock, shares																							416,705
Expense related to stock warrants issued / Detachable warrants issued with notes payable / Issuance of warrants in settlement of a claim		86,375																															86,375
Issuance of common stock at conversion of notes payable / Conversion of preferred stock into common stock / Conversion of Series C preferred stock into common stock													(4)	(2,000)												9	8									(5)	1,992
Issuance of common stock at conversion of notes payable / Conversion of preferred stock into common stock / Conversion of Series C preferred stock into common stock, shares													(473)	(200,000)												9,460	8,000
Share-based compensation expense - employee options		524,922																															524,922
Net loss		(6,701,048)																																										(6,701,048)
Ending Balances at Dec. 31, 2004		12,390,391																					2,153										47,605,179											(35,182,194)							(34,747)
Ending Balances, shares at Dec. 31, 2004																							2,153,369
Par value of shares issued in conjunction with mezzanine financing																							433										(433)
Par value of shares issued in conjunction with mezzanine financing, shares																							432,432
Other comprehensive income/(loss)		(1,722)																																									(1,722)
Cashless exercise of warrants																							6										(6)
Cashless exercise of warrants, shares																							5,985
Exercise of warrants		3,073,438																					90										3,073,348
Exercise of warrants, shares																							90,348
Issuance of common stock to vendor		258,500																					5										258,495
Issuance of common stock to vendor, shares																							5,000
Exercise of stock options		145,000																					7										144,993
Exercise of stock options, shares																							7,400
Share-based compensation expense- non-employee options		93,549																															93,549
Share-based compensation expense - employee options		994,874																															994,874
Net loss		(24,782,646)																																										(24,782,646)
Ending Balances at Dec. 31, 2005		(7,828,616)																					2,694										52,169,999										(1,722)	(59,964,840)							(34,747)
Ending Balances, shares at Dec. 31, 2005																							2,694,534
Other comprehensive income/(loss)		(368)																																									(368)
Cashless exercise of warrants																							17										(17)
Cashless exercise of warrants, shares																							16,807
Stock issued during period value sale net		37,070,211																					582										37,069,629
Exercise of warrants		7,691,590																					204										7,691,386
Stock issued during period shares sale, net																							581,800
Exercise of warrants, shares																							204,150
Issuance of stock for severance agreement		196,674																					2										196,672
Issuance of stock for severance agreement, shares																							2,406
Issuance of common stock in acquisition		10,163,952																					84										10,163,868
Issuance of common stock in acquisition, shares																							84,000
Share-based compensation expense - non-employee restricted stock		68,650																					1										68,649
Share-based compensation expense - non-employee restricted stock, shares																							600
Exercise of stock options		125,751																					4										125,747
Exercise of stock options, shares																							3,700
Cancellation of treasury stock shares																							(1)										(34,746)																		34,747
Cancellation of treasury stock shares, shares																							(927)
Share-based compensation expense- non-employee options		104,225																															104,225
Share-based compensation expense - employee options		1,697,452																															1,697,452
Net loss		(29,331,773)																																										(29,331,773)
Ending Balances at Dec. 31, 2006		19,957,748																					3,587										109,252,864										(2,090)	(89,296,613)
Ending Balances, shares at Dec. 31, 2006																							3,587,070
Cumulative effect of change in accounting principle		30,356,439																															18,116,751											12,239,688
Other comprehensive income/(loss)		4,792																																									4,792
Exercise of stock options		441,616																					23										441,593
Exercise of stock options, shares																							23,033
Share-based compensation expense- non-employee options		1,908																															1,908
Share-based compensation expense - employee options		2,414,077																															2,414,077
Net loss		(22,142,040)																																										(22,142,040)
Ending Balances at Dec. 31, 2007		31,034,540																					3,610										130,227,193										2,702	(99,198,965)
Ending Balances, shares at Dec. 31, 2007																							3,610,103
Other comprehensive income/(loss)		(2,702)																																									(2,702)
Share-based compensation expense- non-employee options		4,982																															4,982
Share-based compensation expense - employee options		1,605,908																															1,605,908
Net loss		(26,647,493)																																										(26,647,493)
Ending Balances at Dec. 31, 2008		5,995,235																					3,610										131,838,083											(125,846,458)
Ending Balances, shares at Dec. 31, 2008																							3,610,103
Deemed dividend on series A, B, C, D, E, F preferred stock																																				1,207,536	214,795				186,173	3,258,383			(1,207,536)	(214,795)			(186,173)	(3,258,383)
Stock issued during period value sale net										711,199	5,124,136										1	11																			711,198	5,124,125
Exercise of warrants			900,000	2,113,920																				240	576									899,760	2,113,344
Stock issued during period shares sale, net																					922	11,283
Exercise of warrants, shares																								240,000	576,000
Sale of common/preferred stock					1,735,629	833,031										2		1																		1,735,627	833,030
Sale of common/preferred stock, shares																1,993		1,361
Issuance of common stock at conversion of notes payable / Conversion of preferred stock into common stock / Conversion of Series C preferred stock into common stock																(2)		(1)			(1)	(11)				721	380				284	2,400				(719)	(379)				(283)	(2,389)
Issuance of common stock at conversion of notes payable / Conversion of preferred stock into common stock / Conversion of Series C preferred stock into common stock, shares																(1,993)		(1,361)			(922)	(11,283)				721,448	380,168				283,692	2,400,000
Share-based compensation expense - employee options		585,438																															585,438
Net loss		(11,325,058)																																										(11,325,058)
Ending Balances at Dec. 31, 2009		6,673,530																					8,211										148,703,722											(142,038,403)
Beginning Balances, shares at Dec. 31, 2009																							8,211,411
Reduction of shares and cash paid in lieu for fractional shares following the reverse split		(146)																															(146)
Reduction of shares and cash paid in lieu for fractional shares following the reverse split, shares																							(31)
Deemed dividend on series A, B, C, D, E, F preferred stock																																						2,514,920	3,124,876								(2,514,920)	(3,124,876)
Stock issued during period value sale net							14,014,724	13,344,768											19	19																		14,014,705	13,344,749
Exercise of warrants									317,444																					85										317,359
Stock issued during period shares sale, net																			19,000	19,217
Exercise of warrants, shares																														84,651
Issuance of common stock at conversion of notes payable / Conversion of preferred stock into common stock / Conversion of Series C preferred stock into common stock																			(19)	(19)								1,994	5,190									(1,975)	(5,171)
Issuance of common stock at conversion of notes payable / Conversion of preferred stock into common stock / Conversion of Series C preferred stock into common stock, shares																			(19,000)	(19,217)								1,993,965	5,190,306
Share-based compensation expense - employee options		785,943																															785,943
Net loss		(8,450,922)																																										(8,450,922)
Ending Balances at Dec. 31, 2010		26,685,341																					15,480										182,798,982											(156,129,121)
Ending Balances, shares at Dec. 31, 2010																							15,480,302
Other comprehensive income/(loss)		(2,298)																																									(2,298)
Sale of common stock, net of offering costs		15,644,804																					21,250										15,623,554
Sale of common stock, net of offering costs, shares																							21,250,000
Stock issued during period value sale net		20,959,406																					8,185										20,951,221
Stock issued during period shares sale, net																							8,184,556
Issuance of common stock in acquisition		5,885,323																					2,801										5,882,522
Issuance of common stock in acquisition, shares																							2,800,851
Share-based compensation expense - employee options		866,052																															866,052
Net loss		(13,259,931)																																										(13,259,931)
Ending Balances at Dec. 31, 2011		56,778,697																					47,716										226,122,331										(2,298)	(169,389,052)
Ending Balances, shares at Dec. 31, 2011																							47,715,709
Other comprehensive income/(loss)		104																																									104
Repurchase of Subject to Vesting Shares		(1,454)																																																	(1,454)
Repurchase of Subject to Vesting Shares, shares																							(1,454,079)
Elimination of contingent asset		(886,988)																															(886,988)
Exercise of stock options		2,194																					4										2,190
Exercise of stock options, shares		3,656																					3,656
Share-based compensation expense - employee options		1,459,330																															1,459,330
Net loss		(15,559,489)																																										(15,559,489)
Ending Balances at Dec. 31, 2012		$ 41,792,394																					$ 47,720										$ 226,696,863										$ (2,194)	$ (184,948,541)							$ (1,454)
Ending Balances, shares at Dec. 31, 2012																							46,265,286

[1]	Not covered by audit report included herein.

Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	Dec. 31, 2002 Preferred stock par value at $1.50	Dec. 31, 2002 Preferred stock par value at $10.00	Dec. 31, 2003 Common Stock Selling price at $0.40	Dec. 31, 2003 Common Stock Selling price at $1.00	Dec. 31, 2009 Series A Preferred Stock	Dec. 31, 2009 Series B Preferred Stock	Dec. 31, 2004 Common Stock Selling price at $1.50	Dec. 31, 2006 Common Stock Selling price at $2.75	Dec. 31, 2010 Series E Preferred Stock	Dec. 31, 2010 Series F Preferred Stock	Dec. 31, 2011 Common Stock Issue One	Dec. 31, 2011 Common Stock Issue Two	Dec. 31, 2009 Series C Preferred Stock	Dec. 31, 2009 Series D Preferred Stock	Dec. 31, 2000 Cumulative convertible preferred stock, series A through C	Dec. 31, 1997 Common stock	Dec. 31, 2003 Common stock Common Stock Selling price at $0.40	Dec. 31, 2003 Common stock Common Stock Selling price at $1.00	Dec. 31, 2003 Additional paid-in capital Common Stock Selling price at $0.40	Dec. 31, 2003 Additional paid-in capital Common Stock Selling price at $1.00
Sale price per share	$ 1.5	$ 10	$ 0.4	$ 1			$ 1.5	$ 2.75									$ 0.4	$ 1	$ 0.4	$ 1
Sale of stock for Common stock, Preferred stock, Series A, B, C, D, E, F Preferred Stock, offering costs					$ 389,125	$ 247,643			$ 2,162,787	$ 1,655,234	$ 1,548,123	$ 1,355,196	$ 143,885	$ 1,327,664	$ 76,500	$ 9,976

Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		199 Months Ended	202 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Cash flows from operating activities:
Net loss	$ (5,580,867)	$ (4,152,517)	$ (15,559,489)	$ (13,259,931)	$ (187,177,148)	$ (192,758,015)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	9,795	30,192	90,047	37,570	10,575,237	10,585,032
Loss (gain) on disposals of equipment		4,503	4,503	(2,973)	61,315	61,315
Loss on fair value of warrants					12,239,688	12,239,688
Gain on change in fair value of contingent consideration	27,500	(114,388)	(69,602)	(1,459,305)	(1,528,907)	(1,501,407)
Amortization of debt discount					450,000	450,000
Forgiveness of employee receivable					30,036	30,036
Impairment loss - write-off of goodwill					5,702,130	5,702,130
Share-based compensation expense related to employee stock options and restricted stock issued	351,556	377,505	1,459,330	866,052	11,549,324	11,900,880
Expenses related to options issued to non-employees					204,664	204,664
Expenses paid by issuance of common stock					1,341,372	1,341,372
Expenses paid by issuance of warrants					573,357	573,357
Expenses paid by issuance of preferred stock					142,501	142,501
Expenses related to stock warrants issued					612,000	612,000
Equity in loss of investee					178,936	178,936
In-process research and development					10,422,130	10,422,130
Write-off of license agreement					152,866	152,866
Impairment of equipment			402,739		510,739	510,739
Cumulative effect of change in accounting principle					25,821	25,821
Amortization of premium / (accretion of discount) on investments in securities		10,710	21,840	11,152	(1,571,502)	(1,571,502)
Changes in assets and liabilities, net of effect of acquisitions:
(Increase) decrease in prepaid and other assets	140,213	(81,820)	(388,704)	143,955	(955,859)	(815,646)
Increase in accounts payable and accrued liabilities	563,439	(533,492)	120,468	196,526	2,295,178	2,858,617
Net cash used in operating activities	(4,488,364)	(4,459,307)	(13,918,868)	(13,466,954)	(134,166,122)	(138,654,486)
Cash flows from investing activities:
Purchases of certificates of deposit	(2,988,000)	(5,312,000)	(15,822,000)	(7,144,849)	(23,983,179)	(26,971,179)
Proceeds from maturities of certificates of deposit	6,393,000	1,440,000	8,675,000		9,691,330	16,084,330
Proceeds from sale of certificate of deposit			248,000		248,000	248,000
Purchases of other short-term investments					(111,183,884)	(111,183,884)
Proceeds from maturities and sales of other short-term investments					112,788,378	112,788,378
Purchases of property and equipment	(4,725)	(187,363)	(266,175)	(411,762)	(1,736,804)	(1,741,529)
Proceeds from sale of property and equipment				12,635	66,920	66,920
Cash paid for acquisitions, net of cash acquired					32,395	32,395
Payment on obligation under license agreement					(106,250)	(106,250)
Issuance of note receivable - related party					(35,000)	(35,000)
Payments on note receivable					405,993	405,993
Advance to investee					(90,475)	(90,475)
Cash transferred in rescission of acquisition					(19,475)	(19,475)
Cash received in rescission of acquisition					230,000	230,000
Net cash provided by/(used in) investing activities	3,400,275	(4,059,363)	(7,165,175)	(7,543,976)	(13,692,051)	(10,291,776)
Cash flows from financing activities:
Proceeds from sale of common stock				39,507,529	123,658,871	123,658,871
Proceeds from exercise of stock options			2,194		714,561	714,561
Proceeds from sale or exercise of warrants					14,714,258	14,714,258
Proceeds from sale of preferred stock					44,474,720	44,474,720
Repurchase of Subject to Vesting Shares			(1,454)		(1,454)	(1,454)
Repurchase of warrants					(55,279)	(55,279)
Payments for financing and offering costs				(2,903,319)	(13,897,367)	(13,897,367)
Payments on notes payable and long-term debt					(605,909)	(605,909)
Proceeds from issuance of notes payable and detachable warrants					1,344,718	1,344,718
Cash paid in lieu of fractional shares for reverse stock split					(146)	(146)
Net cash provided by financing activities			740	36,604,210	170,346,973	170,346,973
Effect of exchange rate changes on cash and cash equivalents	(2,428)		13,796	(2,156)	11,640	9,212
Net (decrease) increase in cash and cash equivalents	(1,090,517)	(8,518,670)	(21,069,507)	15,591,124	22,500,440	21,409,923
Cash and cash equivalents at beginning of period	22,500,440	43,569,947	43,569,947	27,978,823
Cash and cash equivalents at end of period	$ 21,409,923	$ 35,051,277	$ 22,500,440	$ 43,569,947	$ 22,500,440	$ 21,409,923

Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis of Presentation
1.	Basis of Presentation

Mast Therapeutics, Inc., a Delaware corporation (“Mast Therapeutics,” “we” or “our company”), prepared the unaudited interim condensed consolidated financial statements included in this report in accordance with United States generally accepted accounting principles (“U.S. GAAP”) for interim financial information and the rules and regulations of the Securities and Exchange Commission (“SEC”) related to quarterly reports on Form 10-Q. Accordingly, they do not include all of the information and disclosures required by U.S. GAAP for annual audited financial statements and should be read in conjunction with our audited consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2012, filed with the SEC on March 19, 2013 (“2012 Annual Report”). The condensed consolidated balance sheet as of December 31, 2012 included in this report has been derived from the audited consolidated financial statements included in the 2012 Annual Report. In the opinion of management, these condensed consolidated financial statements include all adjustments (consisting of normal recurring adjustments) necessary for a fair statement of the financial position, results of operations and cash flows for the periods presented. The results of operations for the interim periods shown in this report are not necessarily indicative of the results that may be expected for any future period, including the full year.

We are a biopharmaceutical company focused on developing therapies for serious or life-threatening diseases. We have devoted substantially all of our resources to research and development (“R&D”), and acquisition of our product candidates. We have not yet marketed or sold any products or generated any significant revenue. Through our acquisition of SynthRx, Inc. in 2011, we acquired our Membrane Adhesion & Sealant Technology (MAST) platform, which includes proprietary poloxamer-related data and know-how derived from over two decades of clinical, nonclinical and manufacturing experience, and we are leveraging the MAST platform to develop MST-188 for diseases and conditions characterized by microcirculatory insufficiency.

In prior years, we were developing Exelbine™ and ANX-514, both of which are investigational oncology programs, but, beginning in 2012, we have focused our resources almost exclusively on development of MST-188.

In March 2013, we merged our wholly-owned subsidiary, Mast Therapeutics, Inc., with and into us and changed our name from ADVENTRX Pharmaceuticals, Inc. to Mast Therapeutics, Inc. The merger had no effect on our financial statements.

Certain prior year amounts have been reclassified in the condensed consolidated financial statements to conform to the current year presentation. These reclassifications were not material and had no effect on previously reported results of operations.

1.	Description of Business

Mast Therapeutics, Inc., a Delaware corporation (“Mast Therapeutics,” “we” or “our company”), is a biopharmaceutical company focused on developing therapies for serious or life-threatening diseases. We have devoted substantially all of our resources to research and development (“R&D”), and acquisition of our product candidates. We have not yet marketed or sold any products or generated any significant revenue. Through our acquisition of SynthRx, Inc. in 2011, we acquired our Membrane Adhesion & Sealant Technology (MAST) platform, which includes proprietary poloxamer-related data and know-how developed over two decades of clinical, nonclinical and manufacturing experience, and we are leveraging the MAST platform to develop MST-188 for diseases and conditions characterized by microcirculatory insufficiency. In prior years, we were developing Exelbine™ and ANX-514, both of which are investigational oncology programs, but, beginning in 2012, we have focused our resources almost exclusively on development of MST-188.

In March 2013, we merged our wholly-owned subsidiary, Mast Therapeutics, Inc., with and into us and changed our name from ADVENTRX Pharmaceuticals, Inc. to Mast Therapeutics, Inc. The merger had no effect on our financial statements.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of Mast Therapeutics and its wholly-owned subsidiaries, SD Pharmaceuticals, Inc. (“SD Pharmaceuticals”) and SynthRx, Inc. (“SynthRx”). All intercompany accounts and transactions have been eliminated in consolidation.

We accounted for the acquisition of SynthRx in accordance with Accounting Standards Codification (“ASC”) Topic 805, Business Combinations (“ASC Topic 805”). ASC Topic 805 establishes principles and requirements for recognizing and measuring the total consideration transferred to and the assets acquired, liabilities assumed and any non-controlling interests in the acquired target in a business combination. ASC Topic 805 also provides guidance for recognizing and measuring goodwill acquired in a business combination; requires purchased in-process research and development (“IPR&D”) to be capitalized at fair value as intangible assets at the time of acquisition; requires acquisition-related expenses and restructuring costs to be recognized separately from the business combination; expands the definition of what constitutes a business; and requires the acquirer to disclose information that users may need to evaluate and understand the financial effect of the business combination.

Certain prior year amounts have been reclassified in the consolidated financial statements to conform to the current year presentation. These reclassifications were not material and had no effect on previously reported results of operations.

Use of Estimates

The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in our consolidated financial statements and accompanying notes. On an ongoing basis, we evaluate our estimates, including estimates related to contingent consideration, R&D expenses and share-based compensation expenses. We base our estimates on historical experience and various other relevant assumptions we believe to be reasonable under the circumstances. Actual results may differ from these estimates.

Fair Value of Financial Instruments

Our short-term investments and our contingent asset and contingent liability are carried at fair value (see Note 5). Cash, cash equivalents, prepaid expenses and other current assets, accounts payable and accrued liabilities, are carried at cost, which we believe approximates fair value due to the short-term maturities of these instruments.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid investments with original maturities of three months or less at the date of purchase. Cash equivalents are carried at cost, which we believe approximates fair value due to the short-term maturities of these instruments. At December 31, 2012 and 2011, we had $1.0 million and $2.9 million of cash equivalents, respectively.

Short-Term Investments

We consider income-yielding securities that can be readily converted to cash and have original maturities of more than three months and one year or less at the date of purchase to be short-term investments. All of our short-term investments are marketable securities under the custodianship of a major financial institution and consist primarily of FDIC-insured certificates of deposit.

We account for and report our short-term investments in accordance with ASC 320, Accounting for Certain Investments in Debt and Equity Securities. Our short-term investments are classified as “available-for-sale” securities and carried at fair value. Fair value for securities with short maturities and infrequent secondary market trades is typically determined using mathematical calculations adjusted for observable inputs when available. Net unrealized gains or losses on these securities are included in accumulated other comprehensive income (loss), which is a separate component of stockholders’ equity. Realized gains and realized losses are included in other income (expense), while amortization of premiums and discounts are included in interest expense. Interest and dividends on available-for-sale securities are included in interest income. Marketable securities are evaluated periodically for impairment. If we determine that a decline in market value of any investment is other than temporary, then the investment basis would be written down to fair value and charged to earnings.

Asset and Liability for Contingent Consideration

Our contingent asset and contingent liability are related to our acquisition of SynthRx in April 2011 and the contingent consideration that consists solely of shares of our common stock and varies based on achievement and the circumstances of achievement of a milestone associated with the development of MST-188. We remeasure the fair values of the contingent asset and contingent liability as of the end of each fiscal quarter until the contingencies are settled. The estimated fair values of the contingent asset and contingent liability are based on our stock price at each measurement date and assumptions of management regarding the probability, timing and a design aspect of a pivotal phase 3 clinical study of MST-188 in sickle cell disease. Although we base our estimates on assumptions believed to be reasonable under the circumstances, such assumptions are highly judgmental due to the inherent unpredictability of drug-development by development-stage companies like ours and the fair values of the contingent asset and contingent liability may differ materially under different assumptions. Net changes in the fair value of this contingent consideration are recognized in earnings, as transaction-related expenses, until the contingent arrangement is settled.

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets (generally three to five years). Leasehold improvements are amortized over the economic life of the asset or the lease term, whichever is shorter. Repairs and maintenance are expensed as incurred.

In accordance with ASC Topic 360-10, Property, Plant and Equipment – Overall, we test for recoverability of long-lived assets, including property and equipment, if events or changes in circumstances indicate that the carrying amount for the assets may not be recoverable. If our assessment indicates impairment, we measure the impairment loss as the amount by which the carrying amount exceeds fair value of the assets. Fair value determinations are based on an undiscounted cash flow model, or independent appraisals, as appropriate.

Intangible Assets – Goodwill and Acquired In-Process Research & Development

In accordance with ASC Topic 350, Intangibles – Goodwill and Other (“ASC 350”), our goodwill and acquired IPR&D are determined to have indefinite lives and, therefore, are not amortized. Instead, they are tested for impairment annually and between annual tests if we become aware of an event or a change in circumstances that would indicate the carrying value may be impaired. We perform our annual impairment testing as of September 30 of each year. Pursuant to Accounting Standards Update, or ASU, No. 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment, and No. 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, we have the option to first assess qualitative factors to determine whether the existence of events or circumstances leads us to determine that it is more likely than not (that is, a likelihood of more than 50%) that our goodwill or our acquired IPR&D is impaired. If we choose to first assess qualitative factors and we determine that it is not more likely than not goodwill or acquired IPR&D is impaired, we are not required to take further action to test for impairment. We also have the option to bypass the qualitative assessment and perform only the quantitative impairment test, which we may choose to do in some periods but not in others. In performing the quantitative assessment for goodwill, we utilize the two-step approach prescribed under ASC 350. Step 1 requires a comparison of the carrying value of a reporting unit, including goodwill, to its estimated fair value. We test for impairment at the entity level because we operate on the basis of a single reporting unit. If our carrying value exceeds our fair value, we then perform Step 2 to measure the amount of impairment loss, if any. In Step 2, we estimate the fair value of our individual assets, including identifiable intangible assets, and liabilities to determine the implied fair value of goodwill. We then compare the carrying value of our goodwill to its implied fair value. The excess of the carrying value of goodwill over its implied fair value, if any, is recorded as an impairment charge. In performing the quantitative assessment for acquired IPR&D, we compare the carrying value of acquired IPR&D to its estimated fair value. The excess of the carrying value over its estimated fair value is recorded as an impairment charge. All impairment charges are recorded to our consolidated statements of operations and comprehensive income/(loss). Our determinations as to whether, and, if so, the extent to which, goodwill and acquired IPR&D become impaired are highly judgmental and based on significant assumptions regarding our projected future financial condition and operating results, changes in the manner of our use of the acquired assets, development of MST-188 or our overall business strategy, and regulatory, market and economic environment and trends.

For acquisitions prior to January 1, 2009, the estimated fair value of acquired IPR&D was expensed immediately for projects that, as of the acquisition date, had not reached technological feasibility, had no alternative future use and had uncertainty in receiving future economic benefits from the acquired IPR&D. In the year ended December 31, 2006, we recorded $10.4 million of IPR&D expense related to our acquisition of SD Pharmaceuticals.

Concentration of Credit Risk and Significant Sources of Supply

Financial instruments that potentially subject us to concentrations of credit risk are primarily cash, cash equivalents and short-term investments. We have a board-approved investment policy that sets our investment parameters and limitations with objectives of preserving principal and liquidity. Our cash and cash equivalent balances consist primarily of money market accounts under the custodianship of major financial institutions. Short-term investments are invested in accordance with our investment policy. We do not have any financial instruments with off-balance-sheet risk of accounting loss.

We rely on single-source, third-party manufacturers and suppliers for production and supply of key components of our product candidates, and for production of the final drug products themselves. If these single-source, third-party manufacturers and suppliers are unable to continue providing a key component or the final drug products, the initiation or progress of any clinical studies of our product candidates may be severely impeded.

Foreign Currency

Assets and liabilities denominated in foreign currencies are translated at the rate of exchange on the balance sheet date. Revenues and expenses are translated using the average exchange rate for the period. Net gains and losses resulting from the translation of liabilities payable in foreign currencies are recorded in accumulated other comprehensive income (loss), which is a separate component of stockholders’ equity. Net foreign currency gains (losses) resulting from transactions in currencies other than the functional currency are included in other income (expense) in our consolidated statement of operations and comprehensive income/(loss). For the years ended December 31, 2012 and 2011, we recorded net foreign currency gains of $53,000 and $11,000 respectively. As of December 31, 2012 and 2011, approximately 1% and 8% of our total liabilities, respectively, were denominated in currencies other than the U.S. dollar, which is our functional currency.

Revenue Recognition

We recognize revenues in accordance with authoritative guidance established by U.S. GAAP. Our revenues to date have been generated primarily through licensing agreements and federal government research grants. Licensing agreements may include upfront payments, funding of research and development, milestone payments and royalties.

We consider a variety of factors in determining the appropriate method of accounting under our licensing agreements, including whether the various elements can be separated and accounted for individually as separate units of accounting. Where there are multiple deliverables identified within a licensing agreement that are combined into a single unit of accounting, revenue is deferred and recognized over the expected period of performance. The specific methodology for the recognition of the revenue is determined on a case-by-case basis according to the facts and circumstances of the applicable agreement. Non-refundable license fees are recognized as revenue upon receipt if the licensed assets have stand-alone value, we do not have ongoing involvement or obligations, and we can determine the best estimate of the selling price for any undelivered items. When these criteria are not met, non-refundable license fees are recorded as deferred revenue upon receipt and recognized as revenue over the expected period of performance. Non-refundable license fees for R&D expenses generally are recognized as revenue over the period as the related R&D activities are performed. We evaluate milestone payments under licensing agreements on an individual basis and recognize revenue from non-refundable milestone payments when the earnings process is complete and payment is reasonably assured. Non-refundable milestone payments related to arrangements under which we have continuing performance obligations are recognized as revenue upon achievement of the associated milestone, provided that (i) the milestone event is substantive and its achievability was not reasonably assured at the inception of the agreement and (ii) the amount of the milestone payment is reasonable in relation to the effort expended or the risk associated with the milestone event. If a milestone payment does not meet these criteria, we recognize revenue using a probability-adjusted performance model over the expected period of performance.

We recognize revenue from federal government research grants during the period in which we receive the grant funds, or their collection is reasonably assured, and we incur the qualified expenditures.

Research and Development Expense

R&D costs are charged to expense as incurred and include, but are not limited to, employee salaries and benefits, nonclinical study costs, clinical study costs, research-related manufacturing and related costs, consulting services fees and share-based compensation cost. Clinical study costs include, but are not limited to, clinical research organization fees, investigator fees, site costs and, as applicable, comparator drug costs. Costs for certain R&D activities, such as research-related manufacturing and clinical studies, are recognized based on an evaluation of the percentage of work completed or the progress to completion of specific tasks using data such as patient enrollment, clinical site activations, duration of the study and/or information provided to us by our vendors on their actual costs incurred. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the financial statements as prepaid expenses or accrued R&D costs.

Advance payments to third parties, including nonrefundable amounts, for goods and services that will be used or rendered for future R&D activities are deferred and capitalized, then expensed as the services are performed or as the underlying goods are delivered. If we do not expect the services to be rendered or goods to be delivered, any remaining capitalized amounts for nonrefundable advance payments are charged to expense immediately.

Milestone payments that we make in connection with in-licensed technology or product candidates are expensed as incurred when there is uncertainty in receiving future economic benefits from the licensed technology or product candidates. We consider the future economic benefits from the licensed technology or product candidates to be uncertain until such licensed technology is incorporated into products that, or such product candidates, are approved for marketing by the FDA or when other significant risk factors are abated. For accounting purposes, management has viewed future economic benefits for all of our licensed technology or product candidates to be uncertain.

Share-Based Compensation

Share-based compensation cost is measured at the grant date, based on the estimated fair value of the award using the Black-Scholes valuation model, and is recognized as expense over the vesting period on a straight-line basis. Share-based compensation expense recognized in the consolidated statements of operations for the years ended December 31, 2012 and 2011 is based on awards ultimately expected to vest and has been reduced for estimated forfeitures. This estimate will be revised in subsequent periods if actual forfeitures differ from those estimates. None of our outstanding share-based awards have market or performance conditions.

Patent Costs

Legal costs in connection with approved patents and patent applications are expensed as incurred, as recoverability of such expenditures is uncertain. These costs are recorded as selling, general and administrative expenses in our consolidated statement of operations and comprehensive income/(loss).

Income Taxes

We account for income taxes and the related accounts under the liability method. Deferred tax assets and liabilities are determined based on the differences between the financial statement carrying amounts and the income tax basis of assets and liabilities. A valuation allowance is applied against any net deferred tax asset if, based on available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The tax effects from an uncertain tax position can be recognized in our consolidated financial statements only if the position is more likely than not of being sustained upon an examination by tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

We account for interest and penalties related to income tax matters, if any, in income tax expense.

Comprehensive Income/(Loss)

Comprehensive income or loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources, including foreign currency translation adjustments and unrealized gains and losses on marketable securities. We present comprehensive income/(loss) in our consolidated statement of operations and comprehensive income/(loss).

Net Loss per Common Share

Basic and diluted net loss per common share was calculated by dividing the net loss applicable to common stock for the years ended December 31, 2012 and 2011 by the weighted-average number of common shares outstanding during those periods, respectively, without consideration for outstanding common stock equivalents because their effect would have been anti-dilutive. Common stock equivalents are included in the calculation of diluted earnings per common share only if their effect is dilutive. For the periods presented, our outstanding common stock equivalents consisted of options and warrants to purchase shares of our common stock. The weighted-average number of those common stock equivalents outstanding for each of the periods presented is set forth in the table below:

	Years ended December 31,
	2012	2011
Warrants	17,093,296	9,436,425
Options	3,111,854	1,156,626

	20,205,150	10,593,051

Supplemental Cash Flow Information

	Years ended December 31,		Inception (June 12, 1996) through December 31, 2012
	2012	2011
Supplemental disclosures of cash flow information:
Interest paid	$—	$—	$180,719
Supplemental disclosures of non-cash investing and financing activities:
Issuance of warrants, common stock and preferred stock for:
Conversion of notes payable and accrued interest	—	—	1,213,988
Prepaid services to consultants	—	—	1,482,781
Conversion of preferred stock	—	—	13,674
Acquisitions	—	5,885,323	30,666,878
Issuance of common stock to pay dividends	—	—	213,000
Financial advisor services in conjunction with financings	—	924,017	3,477,571
Underwriter commissions in conjunction with financings	—	766,784	766,784
Acquisition of treasury stock in settlement of a claim	—	—	34,737
Cancellation of treasury stock	—	—	(34,737)
Assumptions of liabilities in acquisitions	—	295,899	1,531,806
Fair value of contingent liabilities, net of contingent assets, recorded at acquisition date	—	784,419	784,419
Acquisition of license agreement for long-term debt	—	—	161,180
Unrealized (gain)/loss on short-term investments	(104)	142	38
Cashless exercise of warrants	—	—	4,312
Dividends accrued	—	—	621,040
Trade asset converted to available-for-sale asset	—	—	108,000
Dividends extinguished	—	—	408,240
Trade payable converted to note payable	—	—	83,948
Issuance of warrants for return of common stock	—	—	50,852
Detachable warrants issued with notes payable	—	—	450,000
Cumulative preferred stock dividends	—	—	13,502,403

Recent Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). This standard requires companies to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, companies are required to present, either on the face of the statement where net income is presented or in the accompanying notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, companies are required to cross-reference to other disclosures that provide additional detail on those amounts. ASU 2013-02 is effective prospectively for reporting periods beginning after December 15, 2012. We do not believe that the adoption of this standard will have an impact on our consolidated financial position, results of operations or cash flows.

In July 2012, the FASB issued ASU No. 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”). Similar to the approach to annual goodwill impairment testing set forth in ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which FASB issued in September 2011, ASU 2012-02 is intended to reduce the cost and complexity of annual indefinite-lived intangible assets impairment testing by providing companies the option of performing a qualitative assessment to determine whether further impairment testing is necessary. Under the amendments in ASU 2012-02, an entity may first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (that is, a likelihood of more than 50%) that an indefinite-lived intangible asset is impaired (that is, that its fair value is less than its carrying value). If, after performing such qualitative assessment, an entity concludes that it is not more likely than not that an indefinite-lived intangible asset is impaired, the entity is not required to take further action to test for impairment. However, if the entity concludes otherwise, it must perform the quantitative impairment test in accordance with ASC Topic 350. An entity also has the option to bypass the qualitative assessment and perform only the quantitative impairment test. An entity that chooses to bypass the qualitative assessment in any period may choose to first perform the qualitative assessment in any subsequent period. The amendments in ASU 2012-02 are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption was permitted if an entity’s financial statements for the most recent annual or interim period had not been issued. We elected to early adopt ASU No. 2012-02 and utilized this revised standard for our annual impairment testing, which was performed as of September 30, 2012.

In December 2011, FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires companies to provide new disclosures about offsetting and related arrangements for financial instruments and derivatives. The provisions of ASU 2011-11 are effective for annual reporting periods beginning on or after January 1, 2013, and are required to be applied retrospectively. We do not believe that the adoption of this standard will have an impact on our consolidated financial position, results of operations or cash flows.

In June 2011, FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”). The issuance of ASU 2011-05 is intended to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The guidance in ASU 2011-05 supersedes the presentation options in ASC Topic 220 and facilitates convergence of U.S. GAAP and International Financial Reporting Standards by eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity and requiring that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, FASB issued ASU No. 2011-12, Comprehensive Income (Topic 820): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU No. 2011-05, which defers the ASU 2011-05 requirement to present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. ASU 2011-05 was effective for interim periods and years beginning after December 15, 2011. We adopted ASU 2011-05, as modified by ASU 2011-12, in the first quarter of 2012 by presenting a single continuous statement of operations and comprehensive income/(loss).

Acquisition of SynthRx	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Acquisition of SynthRx
3.	Acquisition of SynthRx

On February 12, 2011, we entered into an agreement and plan of merger (the “Merger Agreement”) to acquire SynthRx, Inc. (“SynthRx”), a privately-held Delaware corporation, in exchange for shares of our common stock as described below. The transaction was completed on April 8, 2011 and SynthRx became a wholly-owned subsidiary of Mast Therapeutics. As consideration for the transaction, all shares of SynthRx common stock outstanding immediately prior to the effective time of the merger were cancelled and automatically converted into the right to receive shares of our common stock, in the aggregate, as follows:

(i) 862,078 shares of our common stock, which were issued on April 8, 2011 (the “Fully Vested Shares”) and represent 1,000,000 shares less 137,922 shares that were deducted as a result of certain expenses of SynthRx;

(ii) up to 1,938,773 shares of our common stock (the “Subject to Vesting Shares,” and together with the Fully Vested Shares, the “Closing Shares”), which were issued on April 8, 2011 subject to various repurchase rights by us that were triggered based on the timing and circumstances of achievement of the First Milestone (defined below);

(iii) up to 1,000,000 shares of our common stock (the “First Milestone Shares”) issuable upon achievement of the First Milestone;

(iv) 3,839,400 shares of our common stock (the “Second Milestone Shares”) issuable upon achievement of the Second Milestone (defined below); and

(v) 8,638,650 shares of our common stock (the “Third Milestone Shares,” and together with the First Milestone Shares and the Second Milestone Shares, the “Milestone Shares”) issuable upon achievement of the Third Milestone (defined below).

The “First Milestone” was defined in the Merger Agreement as the dosing of the first patient in a phase 3 clinical study carried out pursuant to a protocol that is mutually agreed to by SynthRx and Mast Therapeutics; provided, however, that the number of evaluable patients planned to target statistical significance with a p value of 0.01 in the primary endpoint shall not exceed 250 unless otherwise mutually agreed (the “First Protocol”). If the U.S. Food and Drug Administration (“FDA”) indicates that a single phase 3 clinical study will not be adequate to support approval of a new drug application covering the use of purified poloxamer 188 for the treatment of sickle cell crisis in children (the “188 NDA”), “First Milestone” shall mean the dosing of the first patient in a phase 3 clinical study carried out pursuant to a protocol that (a) is mutually agreed to by SynthRx and Mast Therapeutics as such and (b) describes a phase 3 clinical study that the FDA has indicated may be sufficient, with the phase 3 clinical study described in the First Protocol, to support approval of the 188 NDA. We consider the dosing of the first patient in the EPIC (Evaluation of Purified 188 In Children) study, our phase 3 study of MST-188 in sickle cell disease, to be the First Milestone.

The Subject to Vesting Shares were issued subject to a repurchase option that provided us the right to repurchase up to approximately 75% of the Subject to Vesting Shares, or 1,454,079 shares, for $0.001 per share based on the timing of achievement of the First Milestone and whether and the extent to which the number of evaluable patients planned to target statistical significance with a p value of 0.01 in the primary endpoint exceeds 250 patients, unless otherwise agreed.

Under the Merger Agreement, the number of shares issuable upon achievement of the First Milestone is subject to reduction by up to 75%, or 750,000 shares, based on the timing of achievement of the First Milestone and whether and the extent to which the number of evaluable patients planned to target statistical significance with a p value of 0.01 in the primary endpoint exceeds 250 patients, unless otherwise agreed.

The “Second Milestone” means the FDA’s acceptance of the 188 NDA for review, and the “Third Milestone” means the approval by the FDA of the 188 NDA. Although issuance of the Second Milestone Shares and the Third Milestone Shares is contingent upon achievement of the Second Milestone and Third Milestone, respectively, the number of shares issuable upon achievement of each of those milestones is fixed.

Based on the estimated fair value of the Closing Shares and the Milestone Shares as of April 8, 2011, the acquisition date, the total purchase price was approximately $6.7 million.

Acquired In-Process Research and Development

Our acquired IPR&D was the estimated fair value as of the acquisition date of MST-188, which was SynthRx’s lead product candidate. We determined that the estimated fair value of the MST-188 program was $6.5 million as of the acquisition date using the Multi-Period Excess Earnings Method, or MPEEM, which is a form of the income approach. Under the MPEEM, the fair value of an intangible asset is equal to the present value of the asset’s incremental after-tax cash flows (excess earnings) remaining after deducting the market rates of return on the estimated value of contributory assets (contributory charge) over its remaining useful life.

To calculate fair value of the MST-188 program under the MPEEM, we used probability-weighted cash flows discounted at a rate considered appropriate given the significant inherent risks associated with drug development by development-stage companies. Cash flows were calculated based on estimated projections of revenues and expenses related to MST-188 in sickle cell disease and then reduced by a contributory charge on requisite assets employed. Contributory assets included debt-free working capital, net fixed assets and assembled workforce. Rates of return on the contributory assets were based on rates used for comparable market participants. Cash flows were assumed to extend through the market exclusivity period estimated to be provided by orphan drug designation. The resultant cash flows were then discounted to present value using a weighted-average cost of equity capital for companies with profiles substantially similar to that of SynthRx, which we believe represents the rate that market participants would use to value the assets. We compensated for the phase of development of this program by applying a probability factor to our estimation of the expected future cash flows. The projected cash flows were based on significant assumptions, such as the time and resources needed to complete the development and approval of MST-188 in sickle cell disease, estimates of revenue and operating profit related to the program considering its stage of development, the life of the potential commercialized product and associated risks, including the inherent difficulties and uncertainties in drug development, such as obtaining marketing approval from the FDA and other regulatory agencies, and risks related to the viability of and potential alternative treatments in any future target markets.

We test our acquired IPR&D for impairment annually (and between annual tests if we become aware of an event or a change in circumstances that would indicate the carrying amount may be impaired) in accordance with Accounting Standards Codification (“ASC”) Topic 350, Intangibles – Goodwill and Other and Accounting Standards Update (“ASU”) No. 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. We perform our annual indefinite-lived intangible assets impairment testing as of September 30 of each year. As of September 30, 2012, no impairment was noted. There were no events or changes in circumstances during the three months ended March 31, 2013 that we considered indications of impairment of our acquired IPR&D.

Goodwill

A value of $3.0 million, representing the difference between the total purchase price and the aggregate fair values of tangible and intangible assets acquired, less liabilities assumed, was recorded as goodwill. We acquired SynthRx to expand our product pipeline, enter into new therapeutic areas and address unmet market needs. These are among the factors that contributed to a purchase price for the SynthRx acquisition that resulted in the recognition of goodwill.

We test our goodwill for impairment annually (and between annual tests if we become aware of an event or a change in circumstances that would indicate the carrying amount may be impaired) in accordance with ASC Topic 350, Intangibles – Goodwill and Other, and ASU No. 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment. We perform our annual goodwill impairment testing as of September 30 of each year. As of September 30, 2012, no impairment was noted. For the quarter ended December 31, 2012, we determined that the persistently low trading price of our common stock, even after announcement during that quarter of our phase 3 clinical development plans for MST-188 in sickle cell disease, may be an indicator of impairment of our goodwill and we performed an impairment test as of December 31, 2012. Through Step 1 of the two-step quantitative impairment test, we concluded that, as of December 31, 2012, our goodwill was not impaired. There were no events or changes in circumstances during the three months ended March 31, 2013 that we considered indications of impairment of our goodwill.

Deferred Income Tax Liability

The $2.6 million recorded for deferred income tax liability resulting from the acquisition reflects the tax impact of the difference between the book basis and tax basis of acquired IPR&D. Such deferred income tax liability cannot be used to offset deferred tax assets when analyzing our end of year valuation allowance as the acquired IPR&D is considered to have an indefinite life until we complete or abandon development of MST-188.

Contingent Consideration

The Milestone Shares and 1,454,079 of the Subject to Vesting Shares were considered contingent consideration at the acquisition date because our obligation to issue the Milestone Shares and our repurchase rights with respect to 1,454,079 of the Subject to Vesting Shares were contingent on future events. To determine the classification of the fair value of this contingent consideration as a liability or equity, we reviewed ASC Topic 815-40, Derivatives and Hedging – Contracts in Entity’s Own Equity (“ASC 815-40”), which requires that contingent consideration arrangements that include potential net cash settlements or variable provisions be classified as a liability (or an asset, as applicable). Such classification requires a fair value measurement initially and subsequently at each reporting date. Changes in the fair value of contingent consideration classified as a liability or an asset are recognized in earnings until the contingent consideration arrangement is settled. Classification as equity requires fair value measurement initially and there are no subsequent re-measurements. Settlement of equity-classified contingent consideration is accounted for within equity.

The probability-weighted fair values of the Second Milestone Shares and the Third Milestone Shares were recorded as equity as there is no net cash settlement provision and the number of shares that ultimately may be issued upon achievement of each of those milestones is fixed. However, the probability-weighted fair value of the First Milestone Shares was recorded as a contingent liability and the probability-weighted fair value of 1,454,079 of the Subject to Vesting Shares was recorded as a contingent asset because there was variability with respect to the number of shares that we ultimately would be required to issue and repurchase, respectively, based on the circumstances of achievement of the First Milestone, as described above.

In accordance with ASC 815-40, we remeasure the contingent liability related to the First Milestone Shares as of the last day of each fiscal quarter until the arrangement is settled. The remeasurement of the contingent liability as of March 31, 2013 resulted in a $27,500 increase to transaction-related expenses for the three-month period ended March 31, 2013. Upon achievement of the First Milestone, the contingent liability will be remeasured, any change in its fair value as of that settlement date will be recognized in earnings as a transaction-related expense, and the contingent liability will be eliminated. The fair value of First Milestone Shares we ultimately issue will be recorded as equity. As of March 31, 2013, based on the timing of and the planned number of patients in the EPIC study, we will issue 25%, or 250,000, of the First Milestone Shares.

The contingent asset related to the 1,454,079 Subject to Vesting Shares was eliminated, or “settled,” in December 2012 by our exercise in full of our repurchase option and purchase of the 1,454,079 shares from the former SynthRx stockholders for $0.001 per share.

3.	Acquisition of SynthRx

On February 12, 2011, we entered into an agreement and plan of merger (the “Merger Agreement”) to acquire SynthRx, Inc., a privately-held Delaware corporation, in exchange for shares of our common stock as described below. The transaction was completed on April 8, 2011 and SynthRx became a wholly-owned subsidiary of Mast Therapeutics. As consideration for the transaction, all shares of SynthRx common stock outstanding immediately prior to the effective time of the merger were cancelled and automatically converted into the right to receive shares of our common stock, in the aggregate, as follows:

(i) 862,078 shares of our common stock, which were issued on April 8, 2011 (the “Fully Vested Shares”) and represent 1,000,000 shares less 137,922 shares that were deducted as a result of certain expenses of SynthRx;

(ii) up to 1,938,773 shares of our common stock (the “Subject to Vesting Shares,” and together with the Fully Vested Shares, the “Closing Shares”), which were issued on April 8, 2011 subject to various repurchase rights by us that were triggered based on the timing and circumstances of achievement of the First Milestone (defined below);

(iii) up to 1,000,000 shares of our common stock (the “First Milestone Shares”) issuable upon achievement of the First Milestone;

(iv) 3,839,400 shares of our common stock (the “Second Milestone Shares”) issuable upon achievement of the Second Milestone (defined below); and

(v) 8,638,650 shares of our common stock (the “Third Milestone Shares,” and together with the First Milestone Shares and the Second Milestone Shares, the “Milestone Shares”) issuable upon achievement of the Third Milestone (defined below).

The “First Milestone” was defined in the Merger Agreement as the dosing of the first patient in a phase 3 clinical study carried out pursuant to a protocol that is mutually agreed to by SynthRx and Mast Therapeutics; provided, however, that the number of evaluable patients planned to target statistical significance with a p value of 0.01 in the primary endpoint shall not exceed 250 unless otherwise mutually agreed (the “First Protocol”). If the U.S. Food and Drug Administration (“FDA”) indicates that a single phase 3 clinical study will not be adequate to support approval of a new drug application covering the use of purified poloxamer 188 for the treatment of sickle cell crisis in children (the “188 NDA”), “First Milestone” shall mean the dosing of the first patient in a phase 3 clinical study carried out pursuant to a protocol that (a) is mutually agreed to by SynthRx and Mast Therapeutics as such and (b) describes a phase 3 clinical study that the FDA has indicated may be sufficient, with the phase 3 clinical study described in the First Protocol, to support approval of the 188 NDA. We consider the dosing of the first patient in the EPIC study, our phase 3 study of MST-188 in sickle cell disease, to be the First Milestone.

The Subject to Vesting Shares were issued subject to a repurchase option that provided us the right to repurchase up to approximately 75% of the Subject to Vesting Shares, or 1,454,079 shares, for $0.001 per share based on the timing of achievement of the First Milestone and whether and the extent to which the number of evaluable patients planned to target statistical significance with a p value of 0.01 in the primary endpoint exceeds 250 patients, unless otherwise agreed. On December 13, 2012, based upon the timing of and planned number of patients in the EPIC study, we exercised our repurchase option in full and purchased all 1,454,079 shares from the former SynthRx stockholders for an aggregate purchase price of $1,454.

Under the Merger Agreement, the number of shares issuable upon achievement of the First Milestone is subject to reduction by up to 75%, or 750,000 shares, based on the timing of achievement of the First Milestone and whether and the extent to which the number of evaluable patients planned to target statistical significance with a p value of 0.01 in the primary endpoint exceeds 250 patients, unless otherwise agreed. The EPIC study was not initiated on or prior to December 31, 2012.

The “Second Milestone” means the FDA’s acceptance of the 188 NDA for review, and the “Third Milestone” means the approval by the FDA of the 188 NDA. Although issuance of the Second Milestone Shares and the Third Milestone Shares is contingent upon achievement of the Second Milestone and Third Milestone, respectively, the number of shares issuable upon achievement of each of those milestones is fixed.

Based on the estimated fair value of the Closing Shares and the Milestone Shares as of April 8, 2011, the acquisition date, the total purchase price was approximately $6.7 million. The estimated fair value of the Subject to Vesting Shares was based upon estimates regarding the probability and timing of achievement of the First Milestone and number of subjects in the clinical study related to the First Milestone. The estimated fair value of the Milestone Shares was based upon estimates regarding the probability of achievement for each milestone, date of achievement for each milestone, market price per share of our common stock, and, for the First Milestone Shares only, the number of shares to be issued upon achievement.

The elements of the total purchase price of the acquisition were as follows:

Event	Shares Issued / Issuable	Probability Weighted Fair Value
Initial consideration (Fully Vested Shares)	862,078	$2,017,263
Initial consideration (Subject to Vesting Shares)	1,938,773	2,103,375	(1)
First Milestone – dosing of first patient	1,000,000	1,084,900
Second Milestone – NDA acceptance	3,839,400	733,403
Third Milestone – FDA approval	8,638,650	730,801

Total	16,278,901	$6,669,742

(1)	This amount is net of the probability-weighted fair value of the Subject to Vesting Shares that we estimated, as of the acquisition date, ultimately may be repurchased by us ($300,481).

The transaction was accounted for as a business combination using the acquisition method of accounting. This method requires, among other things, that assets acquired and liabilities assumed in a business combination be recognized at their fair values as of the acquisition date and that IPR&D be recorded at fair value on the balance sheet. As of December 31, 2011, we had finalized our accounting for the transaction. The following table summarizes the estimated fair values of the net tangible and intangible assets acquired and liabilities assumed at the acquisition date, with the excess being recorded to goodwill:

Net tangible assets acquired	$18,513
Net tangible liabilities assumed	(295,899)
Acquired intangibles:
In-process research and development	6,549,000
Goodwill	3,006,883
Deferred income tax liability	(2,608,755)

Total purchase price	$6,669,742

Acquired In-Process Research and Development

Our acquired IPR&D was the estimated fair value as of the acquisition date of MST-188, which was SynthRx’s lead product candidate. We determined that the estimated fair value of the MST-188 program was $6.5 million as of the acquisition date using the Multi-Period Excess Earnings Method, or MPEEM, which is a form of the income approach. Under the MPEEM, the fair value of an intangible asset is equal to the present value of the asset’s incremental after-tax cash flows (excess earnings) remaining after deducting the market rates of return on the estimated value of contributory assets (contributory charge) over its remaining useful life.

To calculate fair value of the MST-188 program under the MPEEM, we used probability-weighted cash flows discounted at a rate considered appropriate given the significant inherent risks associated with drug development by development-stage companies. Cash flows were calculated based on estimated projections of revenues and expenses related to MST-188 in sickle cell disease and then reduced by a contributory charge on requisite assets employed. Contributory assets included debt-free working capital, net fixed assets and assembled workforce. Rates of return on the contributory assets were based on rates used for comparable market participants. Cash flows were assumed to extend through the market exclusivity period estimated to be provided by orphan drug designation. The resultant cash flows were then discounted to present value using a weighted-average cost of equity capital for companies with profiles substantially similar to that of SynthRx, which we believe represents the rate that market participants would use to value the assets. We compensated for the phase of development of this program by probability-adjusting our estimation of the expected future cash flows. The projected cash flows were based on significant assumptions, such as the time and resources needed to complete the development and approval of MST-188 in sickle cell disease, estimates of revenue and operating profit related to the program considering its stage of development, the life of the potential commercialized product and associated risks, including the inherent difficulties and uncertainties in drug development, such as obtaining marketing approval from the FDA and other regulatory agencies, and risks related to the viability of and potential alternative treatments in any future target markets.

We test our acquired IPR&D for impairment annually and between annual tests if we become aware of an event or a change in circumstances that would indicate the carrying value may be impaired. We perform our annual indefinite-lived intangible assets impairment testing as of September 30 of each year. As of September 30, 2012, no impairment was noted.

Goodwill

A value of $3.0 million, representing the difference between the total purchase price and the aggregate fair values of tangible and intangible assets acquired, less liabilities assumed, was recorded as goodwill. We acquired SynthRx to expand our product pipeline, enter into new therapeutic areas and address unmet market needs. These are among the factors that contributed to a purchase price for the SynthRx acquisition that resulted in the recognition of goodwill.

We test our goodwill for impairment annually and between annual tests if we become aware of an event or a change in circumstances that would indicate the carrying value may be impaired. We perform our annual goodwill impairment testing as of September 30 of each year. As of September 30, 2012, no impairment was noted.

For the quarter ended December 31, 2012, we determined that the persistently low trading price of our common stock, even after announcement of our phase 3 clinical development plans for MST-188 in sickle cell disease, may be an indicator of impairment and we performed an impairment test as of December 31, 2012. We test for goodwill impairment at the entity level because we operate on the basis of a single reporting unit. We proceeded directly to the Step 1 of the two-step quantitative test, comparing our carrying value, including goodwill and acquired IPR&D, to estimated fair value. Estimated fair value of the entity included market values for our cash, cash equivalents and short-term investments, as well as the estimated fair value of acquired IPR&D. We calculated the estimated fair value of acquired IPR&D by using the MPEEM. As described above in this Note 3, that method requires us to make long-term projections of revenues and expenses related to development and commercialization of MST-188 in sickle cell disease and assumptions regarding the rate of return on contributory assets, the weighted average cost of capital and the probability adjustment factor for estimated future after-tax cash flows. Through Step 1 of the impairment test, we concluded that, as of December 31, 2012, the fair value of the entity was substantially greater than its carrying value, and, therefore, goodwill was not considered impaired. We estimated fair value based on assumptions that we believe to be reasonable but that are highly judgmental due in part to the inherent unpredictability of drug development, particularly by a development-stage company. We will continue to monitor various potential impairment indicators and will perform another interim impairment analysis if we become aware of an event or a change in circumstances that would indicate the carrying value may be impaired.

Deferred Income Tax Liability

The $2.6 million recorded for deferred income tax liability resulting from the acquisition reflects the tax impact of the difference between the book basis and tax basis of acquired IPR&D. Such deferred tax liability cannot be used to offset deferred tax assets when analyzing our end of year valuation allowance as the acquired IPR&D is considered to have an indefinite life until we complete or abandon development of MST-188.

Contingent Asset and Contingent Liability

The number of Subject to Vesting Shares subject to repurchase by us (1,454,079 shares) were and the Milestone Shares are contingent consideration because our repurchase rights with respect to those Subject to Vesting Shares were and our obligation to issue the Milestone Shares are contingent on future events. In order to determine the classification of the fair value of the Milestone Shares as a liability or equity, we reviewed ASC Topic 815-40, Derivatives and Hedging – Contracts in Entity’s Own Equity (“ASC 815-40”). ASC 815-40 requires that contingent consideration arrangements that include potential net cash settlements or variable provisions should be classified as a liability. Classification as a liability requires fair value measurement initially and subsequently at each reporting date. Changes in the fair value of contingent consideration classified as a liability are recognized in earnings until the contingent consideration arrangement is settled. Classification as equity requires fair value measurement initially and there are no subsequent re-measurements. Settlement of equity-classified contingent consideration is accounted for within equity.

The probability-weighted fair values of the Second Milestone Shares and the Third Milestone Shares were recorded as equity as there is no net cash settlement provision and the number of shares that ultimately may be issued upon achievement of each of those milestones is fixed.

The probability-weighted fair value of the First Milestone Shares was recorded as a liability as there was variability with respect to the number of shares that ultimately may be issued (from 250,000 to 1,000,000 shares) based on the circumstances of achievement of the First Milestone, as described above. We remeasure this contingent liability as of the last day of each fiscal quarter until the arrangement is settled. Upon achievement of the First Milestone, the contingent liability will be remeasured, any change in its fair value as of that settlement date will be recognized in earnings as a transaction-related expense, and the contingent liability will be eliminated. The fair value of the issued First Milestone Shares will be recorded as equity. As of December 31, 2012, based on the timing of and planned number of patients in the EPIC study, the number of shares issuable is 250,000 shares.

As with the First Milestone Shares, due to the variability in to the number of Subject to Vesting Shares that could be repurchased, we recorded a contingent asset equal to the probability-weighted fair value of the Subject to Vesting Shares that we estimated may be repurchased by us and remeasured the fair value of this contingent asset as of the last day of each fiscal quarter until the arrangement was settled. This contingent asset was settled on December 13, 2012 by our exercise in full of our repurchase option and purchase of 1,454,079 shares from the former SynthRx stockholders for $0.001 per share. We recognized the increase in fair value of the contingent asset at the settlement date relative to December 31, 2011 in earnings as a transaction-related expense and recorded the fair value of the 1,454,079 shares as of the settlement date as an adjustment to equity.

The remeasurement of the contingent asset at December 13, 2012 and the contingent liability at December 31, 2012 resulted in a net $0.1 million reduction to transaction-related expenses for the year ended December 31, 2012.

Pro Forma Information

The following unaudited pro forma information presents the condensed consolidated results of operations of Mast Therapeutics and SynthRx as if the acquisition had occurred on January 1, 2010:

Year ended December 31, 2011
Revenues	$—
Loss from operations	(13,795,615)
Net loss applicable to common stock	(13,658,635)
Net loss per share, basic and diluted	(0.47)

The pro forma condensed consolidated financial information includes the following adjustments directly attributable to the acquisition:

Year ended December 31, 2011
Transaction-related expenses	$58,887

The pro forma information is not necessarily indicative of what the results of operations actually would have been had the acquisition been completed on the date indicated. In addition, it does not purport to project the future operating results of the combined entity. The pro forma condensed consolidated financial information is presented for illustrative purposes only.

The operations of SynthRx were fully integrated into our operations as of the closing of the acquisition. Accordingly, we do not present SynthRx’s expenses separately.

Short-term Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Short-Term Investments
4.	Short-Term Investments

We consider income-yielding securities that can be readily converted to cash and have original maturities of more than three months and one year or less at the date of purchase to be short-term investments. All of our short-term investments are marketable securities under the custodianship of a major financial institution and consist primarily of FDIC-insured certificates of deposit.

We account for and report our short-term investments in accordance with ASC Topic 320, Accounting for Certain Investments in Debt and Equity Securities. Our short-term investments are classified as “available-for-sale” securities and carried at fair value. Fair value for securities with short maturities and infrequent secondary market trades is typically determined by using a curve-based evaluation model that utilizes quoted prices for similar securities. The evaluation model takes into consideration the days to maturity, coupon rate and settlement date convention. Net unrealized gains or losses on these securities are included in accumulated other comprehensive loss, which is a separate component of stockholders’ equity. Realized gains and realized losses are included in other income/(expense), while amortization of premiums and accretion of discounts are included in interest income. Interest and dividends on available-for-sale securities are included in interest income. Marketable securities are evaluated periodically for impairment. If we determine that a decline in market value of any investment is other than temporary, then the investment basis would be written down to fair value and the decline in value would be charged to earnings.

At March 31, 2013, the fair value of our short-term investments was $10,597,514. The cost basis of such investments was $10,606,000 and our unrealized losses were $8,486.

4.	Short-term Investments
At December 31, 2012, the fair value of our short-term investments was $14,010,962. The cost basis of such investments was $14,011,000 and unrealized losses were $38.

Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value of Financial Instruments
5.	Fair Value of Financial Instruments

Our short-term investments and our contingent liability are carried at fair value. The fair value of financial assets and liabilities is measured under a framework that establishes “levels” which are defined as follows: (i) Level 1 fair value is determined from observable, quoted prices in active markets for identical assets or liabilities; (ii) Level 2 fair value is determined from quoted prices for similar items in active markets or quoted prices for identical or similar items in markets that are not active; and (iii) Level 3 fair value is determined using the entity’s own assumptions about the inputs that market participants would use in pricing an asset or liability.

The fair values at March 31, 2013 of our short-term investments and our contingent liability are summarized in the following table:

	March 31, 2013
	Total Fair Value	Fair Value Determined Under:
		(Level 1)	(Level 2)	(Level 3)
Short-term investments	$10,597,514	$—	$10,597,514	$—
Contingent liability	$(170,000)	$—	$—	$(170,000)

A reconciliation of the contingent liability for the three months ended March 31, 2013 is as follows:

Three months ended March 31, 2013
Balance at December 31, 2012	$(142,500)
Settlements	—
Total net unrealized gains (losses) included in earnings	(27,500)
Total net unrealized gains (losses) included in other comprehensive income	—
Transfers into level 3 (gross)	—
Transfers out of level 3 (gross)	—

Balance at March 31, 2013	$(170,000)

Change in unrealized gains or losses for the period included in earnings for liabilities held at March 31, 2013	$(27,500)

As discussed above, the fair value of the contingent liability is measured and recorded on a recurring basis using significant unobservable inputs (Level 3). At each remeasurement date until the contingent arrangement is settled, we determine the fair value of the contingent liability based on the market price of our common stock on the measurement date and our estimate of the number of First Milestone Shares we will issue, which is based on our estimates of the probability of achievement of the First Milestone and assumptions regarding the circumstances under which it is achieved. The increase in the fair value of the contingent liability at March 31, 2013 compared to December 31, 2012 was due to an increase in the market price of our common stock at March 28, 2013 ($0.68 per share), which was the last trading day of the quarter, relative to December 31, 2012 ($0.57 per share).

The following inputs were used in the calculation of the contingent liability at March 31, 2013:

Contingent Liability
Number of shares to be issued	250,000
Market price of our common stock at March 28, 2013	$0.68
Probability of achievement of the First Milestone	100%

5.	Fair Value of Financial Instruments

Our short-term investments and our asset and liability for contingent consideration are carried at fair value. The fair value of financial assets and liabilities is measured under a framework that establishes “levels” which are defined as follows: Level 1 fair value is determined from observable, quoted prices in active markets for identical assets or liabilities. Level 2 fair value is determined from quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar items, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability. Level 3 fair value is determined using the entity’s own assumptions about the inputs that market participants would use in pricing an asset or liability.

The fair values at December 31, 2012 and 2011 of our short-term investments and our contingent asset and liability related to the SynthRx acquisition are summarized in the following tables:

	December 31, 2012
		Fair Value Determined Under:
	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
Short-term investments	$14,010,962	$ —	$14,010,962	$—
Contingent asset	$—	$ —	$—	$—
Contingent liability	$(142,500)	$ —	$—	$(142,500)

	December 31, 2011
	Total Fair Value	Fair Value Determined Under:
		(Level 1)	(Level 2)	(Level 3)
Short-term investments	$7,133,697	$—	$7,133,697	$—
Contingent asset	$815,011	$—	$—	$815,011
Contingent liability	$(140,125)	$—	$—	$(140,125)

In 2011, our short-term investments were classified as Level 1 assets. In 2012, we reassessed their classification and determined that Level 2 classification was more appropriate. The table for December 31, 2011 above reflects this change.

A reconciliation of the contingent asset and contingent liability that are measured and recorded at fair value on a recurring basis using significant unobservable inputs (Level 3) in the year ended December 31, 2012 is as follows:

	Year ended December 31, 2012
	Contingent Asset	Contingent Liability
Beginning balance	$815,011	$(140,125)
Settlements	(886,988)	—
Total net unrealized gains (losses) included in earnings	71,977	(2,375)
Total net unrealized gains (losses) included in other comprehensive income	—	—
Transfers into level 3 (gross)	—	—
Transfers out of level 3 (gross)	—	—

Ending balance	$—	$(142,500)

Change in unrealized gains or losses for the period included in earnings for assets or liabilities held at December 31, 2012	$—	$(2,375)

As discussed in Note 2, the fair values of the contingent asset and contingent liability are based on significant estimates and assumptions of management. At each measurement date until the contingent arrangements are settled, we determine the fair values of the contingent asset and contingent liability based on the market price of our common stock on the measurement date and our estimates of the probability of achievement of the First Milestone and assumptions regarding the circumstances under which it may be achieved. As discussed in Notes 2 and 3, on December 13, 2012, the contingent asset was eliminated, or “settled,” by our exercise in full of our repurchase option and purchase of an aggregate of 1,454,079 of the Subject to Vesting Shares from the former SynthRx stockholders for $0.001 per share.

The increase in fair value of the contingent asset at December 13, 2012 compared to December 31, 2011 was due to the higher market price of our common stock at December 13, 2012 ($0.61 per share) compared to December 30, 2011 ($0.59 per share), which was the last trading day of 2011, and updated estimates regarding the increased probability and circumstances of achievement of the First Milestone. The increase in fair value of the contingent liability at December 31, 2012 compared to December 31, 2011 was due to updated estimates regarding the probability and circumstances of achievement of the First Milestone, offset by the slight decrease in the market price of our common stock at December 31, 2012 ($0.57 per share) relative to December 30, 2011 ($0.59 per share).

The following inputs were used in the calculation of the contingent liability at December 31, 2012:

Contingent Liability
Number of shares to be issued	250,000
Market price of our common stock at December 31, 2012	$0.57
Probability of achievement of the First Milestone (significant unobservable input)	100%

Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property and Equipment
6.	Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, which is generally three to five years. Leasehold improvements are amortized over the economic life of the asset or the lease term, whichever is shorter.

In connection with our determination in 2012 to discontinue independent development of ANX-514, we assessed the classification and recoverability, at the end of each fiscal quarter, of certain equipment held and used in research and development-related manufacturing of ANX-514 (the “ANX-514 equipment”) by our contract manufacturer. The original cost of the ANX-514 equipment was $0.6 million. We determined, based on an independent appraisal, that the carrying amount of the ANX-514 equipment exceeded its estimated fair value and was not recoverable. For the year ended December 31, 2012, we recorded an impairment loss of $0.4 million, which was the difference between the carrying amount and estimated fair value at December 31, 2012, as a research and development expense in our consolidated statement of operations and comprehensive income/(loss). The ANX-514 equipment was not classified separately as “held for sale” as of December 31, 2012 because the criteria for that classification, as set forth in ASC Topic 360-10, Property, Plant and Equipment – Overall, were not met.

In April 2013, in connection with reaching an agreement with our contract manufacturer regarding final payment for ANX-514 research-related manufacturing activities, we agreed to assign ownership of the ANX-514 equipment to the contract manufacturer. Accordingly, we disposed of the ANX-514 equipment in April 2013.

6.	Property and Equipment

Property and equipment at December 31, 2012 and 2011 were as follows:

	Useful Lives	2012	2011
Office furniture, computer and lab equipment	3 -5 years	$421,494	$280,839
Computer software	3 years	62,509	63,016
Leasehold improvements	1 year	34,900	34,900
Equipment in progress	n/a	—	359,897

		518,903	738,652
Less accumulated depreciation and amortization		(320,545)	(274,187)

Property and equipment, net		$198,358	$464,465

Equipment in progress at December 31, 2011 relates to equipment purchased by us for use by a third party vendor in the manufacturing of ANX-514. This equipment was put into service in 2012.

Depreciation and amortization expense was $90,047 and $37,570 for the years ended December 31, 2012 and 2011, respectively.

In connection with our determination in 2012 to discontinue independent development of ANX-514, we assessed the classification and recoverability, at the end of each fiscal quarter, of certain equipment held and used in research and development-related manufacturing of ANX-514, which is classified in the table above as “lab equipment.” The original cost of the equipment was $0.6 million. We determined, based on an independent appraisal, that the carrying amount of the equipment exceeded its estimated fair value and was not recoverable. For the year ended December 31, 2012, we recorded an impairment loss of $0.4 million, which was the difference between the carrying amount and estimated fair value at December 31, 2012, as a research and development expense in our consolidated statement of operations and comprehensive income/(loss). The equipment was not classified separately as “held for sale” because the criteria for that classification, as set forth in ASC Topic 360-10, Property, Plant and Equipment – Overall, were not met as of December 31, 2012.

Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued Liabilities
7.	Accrued Liabilities

Accrued liabilities at March 31, 2013 and December 31, 2012 were as follows:

	March 31, 2013	December 31, 2012
Accrued contracts and study expenses	$1,651,214	$1,203,808
Other accrued liabilities	212,550	80,168

Total accrued liabilities	$1,863,764	$1,283,976

Our accrued liabilities as of December 31, 2012 included a $0.4 million accrual that reflected the entire amount of our ANX-514 contract manufacturer’s payment demand for ANX-514 manufacturing activities, which amount was in dispute. As discussed above in Note 6, in April 2013, we reached an agreement with the contract manufacturer regarding the amount in dispute. As a result of our agreement, we reduced our accrued liabilities as of March 31, 2013 by $0.2 million.

7.	Accrued Liabilities

Accrued liabilities at December 31, 2012 and 2011 were as follows:

	2012	2011
Accrued contracts and study expenses	$1,203,808	$880,608
Other accrued liabilities	80,168	239,808

Accrued liabilities	$1,283,976	$1,120,416

Accrued contracts and study expenses at December 31, 2012 include a $0.4 million accrual related to the discontinuation of ANX-514 manufacturing activities. This accrual reflects the entire amount of the contract manufacturer’s payment demand, which amount is in dispute. We are unable to predict the outcome of the dispute as of December 31, 2012. The accrual will be adjusted through research and development expense in our consolidated statement of operations and comprehensive income/(loss) in the period that the dispute is settled.

Capital Stock and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Capital Stock and Warrants
12.	Warrants

At March 31, 2013, outstanding warrants to purchase shares of common stock are as follows:

Warrants	Exercise Price	Expiration Date
99,696	$11.9125	June 2014
144,000	$5.8750	October 2014
19,007	$4.4750	July 2014
14,183	$4.0625	August 2014
36,071	$3.7500	June 2014
216,000	$3.6700	October 2014
1,816,608	$3.6500	May 2015
409,228	$3.4400	April 2015
2,046,139	$2.7500	January 2016
1,062,500	$1.0000	April 2015
10,625,000	$1.1000	November 2016

16,488,432

8.	Capital Stock and Warrants

Common Stock and Warrant Registered Direct Equity Financing

In January 2011, we completed a registered direct equity financing involving the issuance of units consisting of 8,184,556 shares of our common stock, 5-year warrants to purchase up to an aggregate of 2,046,139 shares of our common stock and 1-year warrants to purchase up to an aggregate of 2,046,139 shares of our common stock. The gross proceeds of this financing were $22.5 million, and we received $21.0 million in net proceeds after deducting the fees and expenses of our placement agent and our other offering expenses. The 1-year warrants expired unexercised in January 2012. We may receive up to $5.6 million of additional proceeds from the exercise of the 5-year warrants. The exercise price of the warrants is $2.75 per share. Subject to certain beneficial ownership limitations, the 5-year warrants are exercisable any time on or before January 11, 2016.

Common Stock and Warrant Underwritten Public Offering

In November 2011, we completed an underwritten public offering of 21,250,000 shares of our common stock and warrants to purchase up to 10,625,000 additional shares of our common stock. These securities were offered and sold to the public in multiples of a fixed combination consisting of one share of our common stock and a warrant to purchase up to 0.5 of a share of our common stock. The gross proceeds from this financing were $17.0 million, and we received $15.6 million in net proceeds after deducting the underwriting commissions and our other offering expenses. We may receive up to $11.7 million of additional proceeds from the exercise of the warrants issued to investors in this financing. The exercise price of the warrants is $1.10 per share. Subject to certain beneficial ownership limitations, the warrants are exercisable at any time on or before November 16, 2016.

We also issued warrants to purchase up to 1,062,500 shares of our common stock at an exercise price of $1.00 per share to the underwriter of the offering and its designees as additional underwriting compensation. These compensation warrants are exercisable at any time on or before April 1, 2015.

Warrants

During 2011, warrants were issued to investors in conjunction with the registered direct equity financing and underwritten public offering in January 2011 and November 2011, respectively. In addition, warrants were issued to the placement agent and the underwriter for these financings and its designees. See details of the equity financings above.

At December 31, 2012, outstanding warrants to purchase shares of common stock are as follows:

Warrants	Exercise Price	Expiration Date
99,696	$11.9125	June 2014
144,000	$5.8750	October 2014
19,007	$4.4750	July 2014
14,183	$4.0625	August 2014
36,071	$3.7500	June 2014
216,000	$3.6700	October 2014
1,816,608	$3.6500	May 2015
409,228	$3.4400	April 2015
2,046,139	$2.7500	January 2016
1,062,500	$1.0000	April 2015
10,625,000	$1.1000	November 2016

16,488,432

Equity Incentive Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity Incentive Plans
8.	Share-Based Compensation Expense

Estimated share-based compensation expense related to equity awards granted to our employees and non-employee directors for the three months ended March 31, 2013 and 2012 was as follows:

	Three months ended March 31,
	2013	2012
Selling, general and administrative expense	$314,428	$351,804
Research and development expense	37,128	25,701

Share-based compensation expense	$351,556	$377,505

There were no employee or non-employee director stock options exercised during the three months ended March 31, 2013 or 2012. During the three months ended March 31, 2013, we granted stock options to acquire an aggregate of 484,300 shares of our common stock to our employees, with an estimated weighted-average grant date fair value of $0.53 per share. During the three months ended March 31, 2012, we granted no stock options to our employees or non-employee directors. At March 31, 2013, total unrecognized estimated compensation cost related to non-vested employee and non-employee director share-based awards granted prior to that date was $2.6 million, which is expected to be recognized over a weighted-average period of 2.8 years.

9.	Equity Incentive Plans

At December 31, 2012, our equity-based incentive plans consisted of the 2005 Equity Incentive Plan (the “2005 Plan”), the 2005 Employee Stock Purchase Plan (the “Purchase Plan”), the 2008 Omnibus Incentive Plan (the “Original 2008 Plan”) and the Amended and Restated 2008 Omnibus Incentive Plan (the “Amended and Restated 2008 Plan”), which are described below. The share-based compensation expense from all stock options granted that has been charged to our consolidated statements of operations and comprehensive income/(loss) in the years ended December 31, 2012 and 2011 was comprised of the following:

	Years Ended December 31,
	2012	2011
Selling, general and administrative expense	$1,381,554	$888,592
Research and development expense	77,776	(22,540)

Share-based compensation expense	$1,459,330	$866,052

2005 Equity Incentive Plan, 2008 Omnibus Incentive Plan and Amended and Restated 2008 Omnibus Incentive Plan

Our equity-based incentive plans, which are stockholder-approved, are intended to encourage ownership of shares of common stock by our directors, officers, employees, consultants and advisors and to provide additional incentive for them to promote the success of our business through the grant of share-based awards. Each of the 2005 Plan, the Original 2008 Plan and the Amended and Restated 2008 Plan provide for the grant of incentive and non-statutory stock options as well as share appreciation rights, restricted shares, restricted share units, performance units, shares and other share-based awards. Following approval of the Original 2008 Plan by our stockholders in May 2008, no awards have been or will be granted under the 2005 Plan, and, following approval of the Amended and Restated 2008 Plan by our stockholders in June 2011, no awards have been or will be granted under the Original 2008 Plan. Share-based awards are subject to terms and conditions established by our board of directors or the compensation committee of our board of directors.

As of December 31, 2012, the maximum aggregate number of shares of our common stock available for grant under the Amended and Restated 2008 Plan were 1,220,307 shares and, as discussed above, no shares were available for grant under the 2005 Plan or the Original 2008 Plan. Shares of common stock that are subject to awards granted under the Amended and Restated 2008 Plan shall be counted against the shares available for issuance under this plan as one share for each share subject to a stock option or stock appreciation right and as 1.5 shares for each share subject to an award other than a stock option or a stock appreciation right. If any shares of common stock subject to an award under the Amended and Restated 2008 Plan, the Original 2008 Plan or the 2005 Plan are forfeited, expire or are settled for cash pursuant to the terms of an award, the shares subject to the award may be used again for awards under the Amended and Restated 2008 Plan to the extent of the forfeiture, expiration or settlement. The shares of common stock will be added back as one share for every share of common stock if the shares were subject to a stock option or stock appreciation right granted under the Amended and Restated 2008 Plan, the Original 2008 Plan or the 2005 Plan, and as 1.5 shares for every share of common stock if the shares were subject to an award other than a stock option or stock appreciation right. However, the following shares of common stock will not be added to the shares available for issuance under the Amended and Restated 2008 Plan: (i) shares tendered by a participant or withheld by us in payment of the purchase price of a stock option, (ii) shares tendered by a participant or withheld by us to satisfy any tax withholding obligation with respect to an award, (iii) shares subject to a stock appreciation right that are not issued in connection with the stock settlement of the stock appreciation right on exercise thereof, and (iv) shares reacquired by us on the open market or otherwise using cash proceeds from the exercise of stock options. Shares of common stock under awards made in substitution or exchange for awards previously granted, or the right or obligation to make future awards, in each case by a company acquired by us, or with which we combine, will not reduce the number of shares available for issuance under the Amended and Restated 2008 Plan. In addition, if a company acquired by us, or with which we combine, has shares available under a pre-existing plan approved by its stockholders and not adopted in contemplation of such acquisition or combination, the shares available for issuance under such plan (adjusted to reflect the exchange or valuation ratio or other adjustment used in the acquisition or combination) may be used for awards under the Amended and Restated 2008 Plan and will not reduce the number of shares of common stock available for issuance under the Amended and Restated 2008 Plan; provided, however that awards using such available shares shall not be made after the date awards or grants could have been made under the pre-existing plan, absent the acquisition or combination, and shall only be made to individuals who were not our employees or directors prior to the acquisition or combination.

Under the Amended and Restated 2008 Plan, the purchase price of shares of common stock covered by a stock option cannot be less than 100% of the fair market value of the common stock on the date the stock option is granted. Fair market value of the common stock is generally equal to the closing price for the common stock on the principal securities exchange on which the common stock is traded on the date the stock option is granted (or if there was no closing price on that date, on the last preceding date on which a closing price is reported). Stock option awards generally have ten-year contractual terms and vest over four years based on continuous service; however, each of the 2005 Plan, the Original 2008 Plan and the Amended and Restated 2008 Plan allow for other vesting periods.

We canceled options for 236,729 and 31,004 shares of common stock in the years ended December 31, 2012 and 2011, respectively, held by employees and non-employee directors whose service to our company terminated during those respective periods. The shares underlying such options were returned to the Amended and Restated 2008 Plan and became available for re-issuance pursuant to the terms described above.

During the years ended December 31, 2012 and 2011, all awards granted under the 2008 Plan and the Amended and Restated 2008 Plan were stock options. A summary of all of our option activity as of December 31, 2012 and 2011 and of changes in options outstanding under the plans during the year ended December 31, 2012 are as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Years	Aggregate Intrinsic Value
Outstanding at December 31, 2011	2,892,132	$2.83
Granted	933,996	$0.68
Exercised	(3,656)	$0.60
Cancelled/forfeited/expired	(236,729)	$2.25

Outstanding at December 31, 2012	3,585,743	$2.31	8.67	$—

Options exercisable at December 31, 2012	988,743	$4.59	7.92	$—

Vested and expected to vest at December 31, 2012	3,461,169	$2.35	8.66	$—

The weighted-average grant-date fair value of options granted during the years ended December 31, 2012 and 2011 was $0.61 and $1.52, respectively. As of December 31, 2012, there was approximately $2.6 million of unamortized compensation cost related to unvested stock option awards, which is expected to be recognized over a weighted-average period of approximately 2.84 years.

Our determination of fair value is affected by our stock price as well as a number of assumptions that require judgment. The fair value of each option award is estimated on the date of grant using the Black-Scholes option-valuation model. The assumptions used in the Black-Scholes option-valuation model for option grants to employees and non-employee directors during the years ended December 31, 2012 and 2011 are as follows:

	Years Ended December 31,
	2012	2011
Risk-free interest rate	0.6 – 0.8%	1.1 – 2.4%
Dividend yield	0.0%	0.0%
Expected volatility	131-139%	125-131%
Expected term (in years)	5.2 – 6.1 years	5 – 6.25 years
Forfeiture rate	4%	4%

The risk-free interest rate assumption is based on the U.S. Treasury yield for a period consistent with the expected term of the option in effect at the time of the grant. We have not paid any dividends on common stock since our inception and do not anticipate paying dividends on our common stock in the foreseeable future. The expected option term is computed using the “simplified” method as permitted under the provisions of Staff Accounting Bulletin (“SAB”) 107. SAB 107’s guidance was extended indefinitely by SAB 110. The expected volatility is based on the historical volatility of our common stock based on the daily closing prices. The forfeiture rate is based on the expected forfeiture rate for our unvested stock options, which is based in large part on our historical forfeiture rates, but also on assumptions believed to be reasonable under the circumstances.

In accordance with ASC 718, Compensation – Stock Compensation, share-based compensation expense associated with the non-employee director options is included with employee share-based compensation expense.

Employee Stock Purchase Plan

The Purchase Plan was approved by our stockholders in 2005; however, we have not implemented the Purchase Plan. The Purchase Plan, if implemented, allows all eligible employees to purchase shares of common stock at 85% of the lower of the fair market value on the first or the last day of each offering period. Employees may authorize us to withhold up to 15% of their compensation during any offering period, subject to certain limitations. As of December 31, 2012, a maximum of 246,945 shares of common stock would have been issuable under the Purchase Plan had it been in effect as of that date. This maximum number is subject to an annual automatic increase on January 1 of each year (whether or not we have implemented the Purchase Plan) equal to the lesser of (i) 1% of the number of outstanding shares of common stock on such day, (ii) 30,000 or (iii) such other amount as our board of directors may specify.

Commitments	12 Months Ended
Dec. 31, 2012
Commitments
10.	Commitments

Operating Leases

We are obligated under operating leases for office space and equipment. In December 2010, we entered into a lease for office space in San Diego, California to serve as our headquarters, effective January 1, 2011. The average rent for this space was approximately $16,900 per month. In June 2011, we amended our lease to add an additional suite in the same building. This amendment extended the term of our lease through January 31, 2013 and increased our rent to approximately $23,800 per month through January 31, 2012 and approximately $24,500 per month from February 1, 2012 through January 31, 2013. In October 2012, we amended our lease again to extend the lease for 24 months, expiring on January 31, 2015. This amendment increased our average rent to $21,614 per month for the first year and to $26,677 per month for the second year. We have an option to extend the lease through October 31, 2018, subject to the landlord’s right to require for its own use all or a portion of the leased premises during such period, which right must be exercised by delivering notice to us within 10 days after receipt of our notice to exercise our option to extend the lease.

From August 2011 through August 2012, we subleased a portion of our space to another company and received rental income of $3,100 per month, which offset our rent expense.

We lease copiers under leases that expire in 2015.

Rent expense was approximately $262,000 and $206,000 during the years ended December 31, 2012 and 2011, respectively.

Future rental commitments under all operating leases are as follows:

Year Ending December 31,
2013	$264,285
2014	327,638
2015	27,365
2016	—
2017	—

Total	$619,288

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
11.	Income Taxes

Due to our historical net loss position, and as we have recorded a full valuation allowance against net deferred tax assets, there is no provision or benefit for income taxes recorded for the years ended December 31, 2012 and 2011.

The income tax benefit is different from that which would be obtained by applying the statutory Federal income tax rate of 34% to income before income tax expense. The items causing this difference for the years ended December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
Income tax benefit at federal statutory rate	$(5,289,000)	$(4,508,000)
R & D credit	279,000	(155,000)
Stock options	205,000	386,000
Acquisition costs	—	374,000
Contingent asset/liability	—	(496,000)
Net operating loss adjustment	14,433,000	—
Other	(20,000)	3,000
Change in federal valuation allowance	(9,608,000)	4,396,000

Total	$—	$—

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred tax assets and liabilities at December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
Deferred tax assets:
Accrued expenses	$118,722	$96,979
Stock options expense under ASC 718	1,362,557	1,021,202
Net operating loss carry forwards	6,098,125	17,787,621
Income tax credit carry forwards	137,123	445,296
Property and equipment	141,755	8,959
Intangibles	2,288,961	2,212,680
Other	20,110	10,490

Total deferred tax assets	10,167,353	21,583,227
Less: valuation allowance	(10,167,353)	(21,583,227)

Total deferred tax assets, net of valuation allowance	$—	$—

Deferred tax liabilities:
Acquired intangibles	(2,608,755)	(2,608,755)

Total deferred tax assets/liabilities, net of valuation allowance	$(2,608,755)	$(2,608,755)

We have established a full valuation allowance against our net deferred tax assets due to uncertainty surrounding the realization of such assets. Management has determined it is more likely than not that the deferred tax assets are not realizable due to our historical loss position.

As a result of our acquisition of SynthRx during 2011, we recorded a deferred tax liability. This deferred tax liability reflects the tax impact of the difference between the book basis and tax basis of acquired IPR&D that has not yet reached feasibility. Such deferred tax liability cannot be used to offset deferred tax assets when analyzing our end of year valuation allowance as the acquired IPR&D is considered to have an indefinite life until we complete or abandon development of MST-188. The deferred tax liability was recorded as an offset to goodwill recorded as part of the acquisition.

Sections 382 and 383 of the Internal Revenue Code of 1986, as amended, or IRC, limit our ability to use net operating loss carry forwards and R&D tax credit carry forwards (“tax attribute carry forwards”) to offset future taxable income if we experience a cumulative change in ownership of more than 50% within a three-year testing period. During the first quarter of 2012, we completed a formal study and determined ownership changes within the meaning of IRC Section 382 had occurred during 2010 and 2011, with the most recent as a result of our November 2011 common stock and warrant financing. As a result of these ownership changes, upon application of limitations prescribed by IRC Section 382, we may be ineligible to utilize any of the tax attribute carry forwards we had accumulated as of November 11, 2011 to offset future taxable income, and we adjusted our tax attribute carry forwards accordingly by $14.4 million. Through further analysis in the future we may determine that a small amount of these tax attribute carry forwards can be utilized. As the tax attribute carry forwards accumulated as of November 11, 2011 were fully offset by a valuation allowance, a corresponding reduction in the Company’s valuation allowance has also been recorded, resulting in no income tax impact.

As of December 31, 2012, we had federal and California net operating loss carry forwards of $15.5 million and $14.4 million, respectively. These tax loss carry forwards begin to expire in 2031 if unused. As of December 31, 2012, we also had federal and California R&D tax credit carry forwards of $21,000 and $176,000, respectively. The federal R&D tax credits will begin to expire in 2031. The California R&D tax credits do not expire. Our federal R&D tax credit carry forward as of December 31, 2012 does not include any federal R&D tax credit available for 2012 because the U.S. Congress did not renew the federal R&D tax credit until January 2, 2013 after it expired on December 31, 2011.

In accordance with authoritative guidance, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. As of December 31, 2012, we continue to have no unrecognized tax benefits. There are no unrecognized tax benefits included on the balance sheet that would, if recognized, impact the effective tax rate. We do not anticipate there will be a significant change in unrecognized tax benefits within the next 12 months.

Our policy is to recognize interest and/or penalties related to income tax matters in income tax expense. Because we have generated net operating losses since inception, no tax liability, penalties or interest has been recognized for balance sheet or income statement purposes as of and for the years ended December 31, 2012 and 2011.

We are subject to income taxation in the U.S. and the state of California. All of our tax years are subject to examination by the tax authorities due to the carry forward of unutilized net operating losses and R&D tax credits.

401(k) Plan	12 Months Ended
Dec. 31, 2012
401(k) Plan
12.	401(k) Plan

We have a defined contribution savings plan pursuant to Section 401(k) of the IRC. The plan is for the benefit of all qualifying employees and permits voluntary contributions by employees up to 100% of eligible compensation, subject to the Internal Revenue Service (“IRS”) imposed maximum limits. The terms of the plan require us to make matching contributions equal to 100% of employee contributions up to 6% of eligible compensation, limited by the IRS-imposed maximum. We incurred total expenses of $163,171 and $87,790 in employer matching contributions in 2012 and 2011, respectively.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
13.	Segment Information

We operate our business on the basis of a single reportable segment, which is the business of developing therapies for serious or life-threatening diseases. We evaluate our Company as a single operating segment. The majority of our operating activities and work performed by our employees are currently conducted from a single location in the U.S. We recognized no revenues in 2012 and 2011.

Summary of Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2012
Summary of Quarterly Financial Data (unaudited)
14.	Summary of Quarterly Financial Data (unaudited)

The following is a summary of the unaudited quarterly results of operations for the years ended December 31, 2012 and 2011:

Quarterly statements of operations data

	Quarters Ended
2012 (unaudited):	March 31	June 30	September 30	December 31
Revenue	$—	$—	$—	$—
Loss from operations	(4,171,496)	(4,221,558)	(3,218,499)	(4,016,449)
Net loss	(4,152,517)	(4,211,163)	(3,199,053)	(3,996,756)
Net loss applicable to common stock	(4,152,517)	(4,211,163)	(3,199,053)	(3,996,756)
Basic and diluted net loss per share	$(0.09)	$(0.09)	$(0.07)	$(0.08)
Basic and diluted weighted average number of shares of common stock outstanding	47,715,709	47,715,709	47,715,709	47,418,669

	Quarters Ended
2011 (unaudited):	March 31	June 30	September 30	December 31
Revenue	$—	$—	$—	$—
Loss from operations	(2,994,415)	(4,406,465)	(3,552,845)	(2,443,160)
Net loss	(2,956,439)	(4,392,190)	(3,539,326)	(2,371,976)
Net loss applicable to common stock	(2,956,439)	(4,392,190)	(3,539,326)	(2,371,976)
Basic and diluted net loss per share	$(0.13)	$(0.17)	$(0.13)	$(0.06)
Basic and diluted weighted average number of shares of common stock outstanding	22,755,463	26,250,259	26,465,709	37,090,709

Use of Estimates	3 Months Ended
Mar. 31, 2013
Use of Estimates
2.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in our consolidated financial statements and accompanying notes. On an ongoing basis, we evaluate our estimates, including estimates related to contingent consideration, R&D expenses and share-based compensation expenses. We base our estimates on historical experience and various other relevant assumptions we believe to be reasonable under the circumstances. Actual results may differ from these estimates.

Net Loss Per Common Share	3 Months Ended
Mar. 31, 2013
Net Loss Per Common Share
9.	Net Loss Per Common Share

Basic and diluted net loss per common share was calculated by dividing the net loss applicable to common stock for the three months ended March 31, 2013 and 2012 by the weighted-average number of common shares outstanding during those periods, respectively, without consideration for outstanding common stock equivalents because their effect would have been anti-dilutive. Common stock equivalents are included in the calculation of diluted earnings per common share only if their effect is dilutive. For the periods presented, our outstanding common stock equivalents consisted of options and warrants to purchase shares of our common stock. The weighted-average number of those common stock equivalents outstanding for each of the periods presented is set forth in the table below:

	Three months ended March 31,
	2013	2012
Options	4,058,751	2,892,132
Warrants	16,488,432	17,824,080

Recent Accounting Pronouncements	3 Months Ended
Mar. 31, 2013
Recent Accounting Pronouncements
10.	Recent Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). This standard requires companies to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, companies are required to present, either on the face of the statement where net income is presented or in the accompanying notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, companies are required to cross-reference to other disclosures that provide additional detail on those amounts. ASU 2013-02 is effective prospectively for reporting periods beginning after December 15, 2012. We adopted this guidance effective January 1, 2013. Our adoption of this standard did not have a significant impact on our consolidated financial position, results of operations and other comprehensive income/loss or cash flows. There were no realized gains or losses on marketable securities in the three months ended March 31, 2013.

In December 2011, FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires companies to provide new disclosures about offsetting and related arrangements for financial instruments and derivatives. The provisions of ASU 2011-11 are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. We adopted this guidance effective January 1, 2013. The adoption of this standard did not have a significant impact on our consolidated financial position, results of operations and other comprehensive income/loss or cash flows.

Supplemental Cash Flow Information	3 Months Ended
Mar. 31, 2013
Supplemental Cash Flow Information
11.	Supplemental Cash Flow Information

Non-cash investing and financing transactions presented separately from the condensed consolidated statements of cash flows for the three months ended March 31, 2013 and 2012 and for the period from inception (June 12, 1996) through March 31, 2013 are as follows:

	Three months ended March 31,		Inception (June 12, 1996) through
	2013	2012	March 31, 2013
Supplemental disclosures of cash flow information:
Interest paid	$—	$—	$180,719
Supplemental disclosures of non-cash investing and financing activities:
Issuance of warrants, common stock and preferred stock for:
Conversion of notes payable and accrued interest	—	—	1,213,988
Prepaid services to consultants	—	—	1,482,781
Conversion of preferred stock	—	—	13,674
Acquisitions	—	—	30,666,878
Issuance of common stock to pay dividends	—	—	213,000
Financial advisor services in conjunction with financings	—	—	3,477,571
Underwriter commissions in conjunction with financings	—	—	766,784
Acquisition of treasury stock in settlement of a claim	—	—	34,737
Cancellation of treasury stock	—	—	(34,737)
Assumptions of liabilities in acquisitions	—	—	1,531,806
Fair value of contingent liabilities, net of contingent assets, recorded at acquisition date	—	—	784,419
Acquisition of license agreement for long-term debt	—	—	161,180
Unrealized (loss)/gain on short-term investments	(8,448)	139	(8,486)
Cashless exercise of warrants	—	—	4,312
Dividends accrued	—	—	621,040
Trade asset converted to available-for-sale asset	—	—	108,000
Dividends extinguished	—	—	408,240
Trade payable converted to note payable	—	—	83,948
Issuance of warrants for return of common stock	—	—	50,852
Detachable warrants issued with notes payable	—	—	450,000
Cumulative preferred stock dividends	—	—	13,502,403

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis of Presentation

Basis of Presentation

The consolidated financial statements include the accounts of Mast Therapeutics and its wholly-owned subsidiaries, SD Pharmaceuticals, Inc. (“SD Pharmaceuticals”) and SynthRx, Inc. (“SynthRx”). All intercompany accounts and transactions have been eliminated in consolidation.

We accounted for the acquisition of SynthRx in accordance with Accounting Standards Codification (“ASC”) Topic 805, Business Combinations (“ASC Topic 805”). ASC Topic 805 establishes principles and requirements for recognizing and measuring the total consideration transferred to and the assets acquired, liabilities assumed and any non-controlling interests in the acquired target in a business combination. ASC Topic 805 also provides guidance for recognizing and measuring goodwill acquired in a business combination; requires purchased in-process research and development (“IPR&D”) to be capitalized at fair value as intangible assets at the time of acquisition; requires acquisition-related expenses and restructuring costs to be recognized separately from the business combination; expands the definition of what constitutes a business; and requires the acquirer to disclose information that users may need to evaluate and understand the financial effect of the business combination.

Certain prior year amounts have been reclassified in the consolidated financial statements to conform to the current year presentation. These reclassifications were not material and had no effect on previously reported results of operations.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in our consolidated financial statements and accompanying notes. On an ongoing basis, we evaluate our estimates, including estimates related to contingent consideration, R&D expenses and share-based compensation expenses. We base our estimates on historical experience and various other relevant assumptions we believe to be reasonable under the circumstances. Actual results may differ from these estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Our short-term investments and our contingent asset and contingent liability are carried at fair value (see Note 5). Cash, cash equivalents, prepaid expenses and other current assets, accounts payable and accrued liabilities, are carried at cost, which we believe approximates fair value due to the short-term maturities of these instruments.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid investments with original maturities of three months or less at the date of purchase. Cash equivalents are carried at cost, which we believe approximates fair value due to the short-term maturities of these instruments. At December 31, 2012 and 2011, we had $1.0 million and $2.9 million of cash equivalents, respectively.

Short-Term Investments

Short-Term Investments

We consider income-yielding securities that can be readily converted to cash and have original maturities of more than three months and one year or less at the date of purchase to be short-term investments. All of our short-term investments are marketable securities under the custodianship of a major financial institution and consist primarily of FDIC-insured certificates of deposit.

We account for and report our short-term investments in accordance with ASC 320, Accounting for Certain Investments in Debt and Equity Securities. Our short-term investments are classified as “available-for-sale” securities and carried at fair value. Fair value for securities with short maturities and infrequent secondary market trades is typically determined using mathematical calculations adjusted for observable inputs when available. Net unrealized gains or losses on these securities are included in accumulated other comprehensive income (loss), which is a separate component of stockholders’ equity. Realized gains and realized losses are included in other income (expense), while amortization of premiums and discounts are included in interest expense. Interest and dividends on available-for-sale securities are included in interest income. Marketable securities are evaluated periodically for impairment. If we determine that a decline in market value of any investment is other than temporary, then the investment basis would be written down to fair value and charged to earnings.

Asset and Liability for Contingent Consideration

Contingent Consideration

The Milestone Shares and 1,454,079 of the Subject to Vesting Shares were considered contingent consideration at the acquisition date because our obligation to issue the Milestone Shares and our repurchase rights with respect to 1,454,079 of the Subject to Vesting Shares were contingent on future events. To determine the classification of the fair value of this contingent consideration as a liability or equity, we reviewed ASC Topic 815-40, Derivatives and Hedging – Contracts in Entity’s Own Equity (“ASC 815-40”), which requires that contingent consideration arrangements that include potential net cash settlements or variable provisions be classified as a liability (or an asset, as applicable). Such classification requires a fair value measurement initially and subsequently at each reporting date. Changes in the fair value of contingent consideration classified as a liability or an asset are recognized in earnings until the contingent consideration arrangement is settled. Classification as equity requires fair value measurement initially and there are no subsequent re-measurements. Settlement of equity-classified contingent consideration is accounted for within equity.

The probability-weighted fair values of the Second Milestone Shares and the Third Milestone Shares were recorded as equity as there is no net cash settlement provision and the number of shares that ultimately may be issued upon achievement of each of those milestones is fixed. However, the probability-weighted fair value of the First Milestone Shares was recorded as a contingent liability and the probability-weighted fair value of 1,454,079 of the Subject to Vesting Shares was recorded as a contingent asset because there was variability with respect to the number of shares that we ultimately would be required to issue and repurchase, respectively, based on the circumstances of achievement of the First Milestone, as described above.

In accordance with ASC 815-40, we remeasure the contingent liability related to the First Milestone Shares as of the last day of each fiscal quarter until the arrangement is settled. The remeasurement of the contingent liability as of March 31, 2013 resulted in a $27,500 increase to transaction-related expenses for the three-month period ended March 31, 2013. Upon achievement of the First Milestone, the contingent liability will be remeasured, any change in its fair value as of that settlement date will be recognized in earnings as a transaction-related expense, and the contingent liability will be eliminated. The fair value of First Milestone Shares we ultimately issue will be recorded as equity. As of March 31, 2013, based on the timing of and the planned number of patients in the EPIC study, we will issue 25%, or 250,000, of the First Milestone Shares.

The contingent asset related to the 1,454,079 Subject to Vesting Shares was eliminated, or “settled,” in December 2012 by our exercise in full of our repurchase option and purchase of the 1,454,079 shares from the former SynthRx stockholders for $0.001 per share.

Asset and Liability for Contingent Consideration

Our contingent asset and contingent liability are related to our acquisition of SynthRx in April 2011 and the contingent consideration that consists solely of shares of our common stock and varies based on achievement and the circumstances of achievement of a milestone associated with the development of MST-188. We remeasure the fair values of the contingent asset and contingent liability as of the end of each fiscal quarter until the contingencies are settled. The estimated fair values of the contingent asset and contingent liability are based on our stock price at each measurement date and assumptions of management regarding the probability, timing and a design aspect of a pivotal phase 3 clinical study of MST-188 in sickle cell disease. Although we base our estimates on assumptions believed to be reasonable under the circumstances, such assumptions are highly judgmental due to the inherent unpredictability of drug-development by development-stage companies like ours and the fair values of the contingent asset and contingent liability may differ materially under different assumptions. Net changes in the fair value of this contingent consideration are recognized in earnings, as transaction-related expenses, until the contingent arrangement is settled.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets (generally three to five years). Leasehold improvements are amortized over the economic life of the asset or the lease term, whichever is shorter. Repairs and maintenance are expensed as incurred.

In accordance with ASC Topic 360-10, Property, Plant and Equipment – Overall, we test for recoverability of long-lived assets, including property and equipment, if events or changes in circumstances indicate that the carrying amount for the assets may not be recoverable. If our assessment indicates impairment, we measure the impairment loss as the amount by which the carrying amount exceeds fair value of the assets. Fair value determinations are based on an undiscounted cash flow model, or independent appraisals, as appropriate.

Intangible Assets - Goodwill and Acquired In-Process Research & Development

Intangible Assets – Goodwill and Acquired In-Process Research & Development

In accordance with ASC Topic 350, Intangibles – Goodwill and Other (“ASC 350”), our goodwill and acquired IPR&D are determined to have indefinite lives and, therefore, are not amortized. Instead, they are tested for impairment annually and between annual tests if we become aware of an event or a change in circumstances that would indicate the carrying value may be impaired. We perform our annual impairment testing as of September 30 of each year. Pursuant to Accounting Standards Update, or ASU, No. 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment, and No. 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, we have the option to first assess qualitative factors to determine whether the existence of events or circumstances leads us to determine that it is more likely than not (that is, a likelihood of more than 50%) that our goodwill or our acquired IPR&D is impaired. If we choose to first assess qualitative factors and we determine that it is not more likely than not goodwill or acquired IPR&D is impaired, we are not required to take further action to test for impairment. We also have the option to bypass the qualitative assessment and perform only the quantitative impairment test, which we may choose to do in some periods but not in others. In performing the quantitative assessment for goodwill, we utilize the two-step approach prescribed under ASC 350. Step 1 requires a comparison of the carrying value of a reporting unit, including goodwill, to its estimated fair value. We test for impairment at the entity level because we operate on the basis of a single reporting unit. If our carrying value exceeds our fair value, we then perform Step 2 to measure the amount of impairment loss, if any. In Step 2, we estimate the fair value of our individual assets, including identifiable intangible assets, and liabilities to determine the implied fair value of goodwill. We then compare the carrying value of our goodwill to its implied fair value. The excess of the carrying value of goodwill over its implied fair value, if any, is recorded as an impairment charge. In performing the quantitative assessment for acquired IPR&D, we compare the carrying value of acquired IPR&D to its estimated fair value. The excess of the carrying value over its estimated fair value is recorded as an impairment charge. All impairment charges are recorded to our consolidated statements of operations and comprehensive income/(loss). Our determinations as to whether, and, if so, the extent to which, goodwill and acquired IPR&D become impaired are highly judgmental and based on significant assumptions regarding our projected future financial condition and operating results, changes in the manner of our use of the acquired assets, development of MST-188 or our overall business strategy, and regulatory, market and economic environment and trends.

For acquisitions prior to January 1, 2009, the estimated fair value of acquired IPR&D was expensed immediately for projects that, as of the acquisition date, had not reached technological feasibility, had no alternative future use and had uncertainty in receiving future economic benefits from the acquired IPR&D. In the year ended December 31, 2006, we recorded $10.4 million of IPR&D expense related to our acquisition of SD Pharmaceuticals.

Concentration of Credit Risk and Significant Sources of Supply

Concentration of Credit Risk and Significant Sources of Supply

Financial instruments that potentially subject us to concentrations of credit risk are primarily cash, cash equivalents and short-term investments. We have a board-approved investment policy that sets our investment parameters and limitations with objectives of preserving principal and liquidity. Our cash and cash equivalent balances consist primarily of money market accounts under the custodianship of major financial institutions. Short-term investments are invested in accordance with our investment policy. We do not have any financial instruments with off-balance-sheet risk of accounting loss.

We rely on single-source, third-party manufacturers and suppliers for production and supply of key components of our product candidates, and for production of the final drug products themselves. If these single-source, third-party manufacturers and suppliers are unable to continue providing a key component or the final drug products, the initiation or progress of any clinical studies of our product candidates may be severely impeded.

Foreign Currency

Foreign Currency

Assets and liabilities denominated in foreign currencies are translated at the rate of exchange on the balance sheet date. Revenues and expenses are translated using the average exchange rate for the period. Net gains and losses resulting from the translation of liabilities payable in foreign currencies are recorded in accumulated other comprehensive income (loss), which is a separate component of stockholders’ equity. Net foreign currency gains (losses) resulting from transactions in currencies other than the functional currency are included in other income (expense) in our consolidated statement of operations and comprehensive income/(loss). For the years ended December 31, 2012 and 2011, we recorded net foreign currency gains of $53,000 and $11,000 respectively. As of December 31, 2012 and 2011, approximately 1% and 8% of our total liabilities, respectively, were denominated in currencies other than the U.S. dollar, which is our functional currency.

Revenue Recognition

Revenue Recognition

We recognize revenues in accordance with authoritative guidance established by U.S. GAAP. Our revenues to date have been generated primarily through licensing agreements and federal government research grants. Licensing agreements may include upfront payments, funding of research and development, milestone payments and royalties.

We consider a variety of factors in determining the appropriate method of accounting under our licensing agreements, including whether the various elements can be separated and accounted for individually as separate units of accounting. Where there are multiple deliverables identified within a licensing agreement that are combined into a single unit of accounting, revenue is deferred and recognized over the expected period of performance. The specific methodology for the recognition of the revenue is determined on a case-by-case basis according to the facts and circumstances of the applicable agreement. Non-refundable license fees are recognized as revenue upon receipt if the licensed assets have stand-alone value, we do not have ongoing involvement or obligations, and we can determine the best estimate of the selling price for any undelivered items. When these criteria are not met, non-refundable license fees are recorded as deferred revenue upon receipt and recognized as revenue over the expected period of performance. Non-refundable license fees for R&D expenses generally are recognized as revenue over the period as the related R&D activities are performed. We evaluate milestone payments under licensing agreements on an individual basis and recognize revenue from non-refundable milestone payments when the earnings process is complete and payment is reasonably assured. Non-refundable milestone payments related to arrangements under which we have continuing performance obligations are recognized as revenue upon achievement of the associated milestone, provided that (i) the milestone event is substantive and its achievability was not reasonably assured at the inception of the agreement and (ii) the amount of the milestone payment is reasonable in relation to the effort expended or the risk associated with the milestone event. If a milestone payment does not meet these criteria, we recognize revenue using a probability-adjusted performance model over the expected period of performance.

We recognize revenue from federal government research grants during the period in which we receive the grant funds, or their collection is reasonably assured, and we incur the qualified expenditures.

Research and Development Expense

Research and Development Expense

R&D costs are charged to expense as incurred and include, but are not limited to, employee salaries and benefits, nonclinical study costs, clinical study costs, research-related manufacturing and related costs, consulting services fees and share-based compensation cost. Clinical study costs include, but are not limited to, clinical research organization fees, investigator fees, site costs and, as applicable, comparator drug costs. Costs for certain R&D activities, such as research-related manufacturing and clinical studies, are recognized based on an evaluation of the percentage of work completed or the progress to completion of specific tasks using data such as patient enrollment, clinical site activations, duration of the study and/or information provided to us by our vendors on their actual costs incurred. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the financial statements as prepaid expenses or accrued R&D costs.

Advance payments to third parties, including nonrefundable amounts, for goods and services that will be used or rendered for future R&D activities are deferred and capitalized, then expensed as the services are performed or as the underlying goods are delivered. If we do not expect the services to be rendered or goods to be delivered, any remaining capitalized amounts for nonrefundable advance payments are charged to expense immediately.

Milestone payments that we make in connection with in-licensed technology or product candidates are expensed as incurred when there is uncertainty in receiving future economic benefits from the licensed technology or product candidates. We consider the future economic benefits from the licensed technology or product candidates to be uncertain until such licensed technology is incorporated into products that, or such product candidates, are approved for marketing by the FDA or when other significant risk factors are abated. For accounting purposes, management has viewed future economic benefits for all of our licensed technology or product candidates to be uncertain.

Share-Based Compensation

Share-Based Compensation

Share-based compensation cost is measured at the grant date, based on the estimated fair value of the award using the Black-Scholes valuation model, and is recognized as expense over the vesting period on a straight-line basis. Share-based compensation expense recognized in the consolidated statements of operations for the years ended December 31, 2012 and 2011 is based on awards ultimately expected to vest and has been reduced for estimated forfeitures. This estimate will be revised in subsequent periods if actual forfeitures differ from those estimates. None of our outstanding share-based awards have market or performance conditions.

Patent Costs

Patent Costs

Legal costs in connection with approved patents and patent applications are expensed as incurred, as recoverability of such expenditures is uncertain. These costs are recorded as selling, general and administrative expenses in our consolidated statement of operations and comprehensive income/(loss).

Deferred Income Tax Liability

Deferred Income Tax Liability

The $2.6 million recorded for deferred income tax liability resulting from the acquisition reflects the tax impact of the difference between the book basis and tax basis of acquired IPR&D. Such deferred income tax liability cannot be used to offset deferred tax assets when analyzing our end of year valuation allowance as the acquired IPR&D is considered to have an indefinite life until we complete or abandon development of MST-188.

Income Taxes

We account for income taxes and the related accounts under the liability method. Deferred tax assets and liabilities are determined based on the differences between the financial statement carrying amounts and the income tax basis of assets and liabilities. A valuation allowance is applied against any net deferred tax asset if, based on available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The tax effects from an uncertain tax position can be recognized in our consolidated financial statements only if the position is more likely than not of being sustained upon an examination by tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

We account for interest and penalties related to income tax matters, if any, in income tax expense.

Comprehensive Income/(Loss)

Comprehensive Income/(Loss)

Comprehensive income or loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources, including foreign currency translation adjustments and unrealized gains and losses on marketable securities. We present comprehensive income/(loss) in our consolidated statement of operations and comprehensive income/(loss).

Net Loss per Common Share

Net Loss per Common Share

Basic and diluted net loss per common share was calculated by dividing the net loss applicable to common stock for the years ended December 31, 2012 and 2011 by the weighted-average number of common shares outstanding during those periods, respectively, without consideration for outstanding common stock equivalents because their effect would have been anti-dilutive. Common stock equivalents are included in the calculation of diluted earnings per common share only if their effect is dilutive. For the periods presented, our outstanding common stock equivalents consisted of options and warrants to purchase shares of our common stock. The weighted-average number of those common stock equivalents outstanding for each of the periods presented is set forth in the table below:

	Years ended December 31,
	2012	2011
Warrants	17,093,296	9,436,425
Options	3,111,854	1,156,626

	20,205,150	10,593,051

Supplemental Cash Flow Information

Supplemental Cash Flow Information

	Years ended December 31,		Inception (June 12, 1996) through December 31, 2012
	2012	2011
Supplemental disclosures of cash flow information:
Interest paid	$—	$—	$180,719
Supplemental disclosures of non-cash investing and financing activities:
Issuance of warrants, common stock and preferred stock for:
Conversion of notes payable and accrued interest	—	—	1,213,988
Prepaid services to consultants	—	—	1,482,781
Conversion of preferred stock	—	—	13,674
Acquisitions	—	5,885,323	30,666,878
Issuance of common stock to pay dividends	—	—	213,000
Financial advisor services in conjunction with financings	—	924,017	3,477,571
Underwriter commissions in conjunction with financings	—	766,784	766,784
Acquisition of treasury stock in settlement of a claim	—	—	34,737
Cancellation of treasury stock	—	—	(34,737)
Assumptions of liabilities in acquisitions	—	295,899	1,531,806
Fair value of contingent liabilities, net of contingent assets, recorded at acquisition date	—	784,419	784,419
Acquisition of license agreement for long-term debt	—	—	161,180
Unrealized (gain)/loss on short-term investments	(104)	142	38
Cashless exercise of warrants	—	—	4,312
Dividends accrued	—	—	621,040
Trade asset converted to available-for-sale asset	—	—	108,000
Dividends extinguished	—	—	408,240
Trade payable converted to note payable	—	—	83,948
Issuance of warrants for return of common stock	—	—	50,852
Detachable warrants issued with notes payable	—	—	450,000
Cumulative preferred stock dividends	—	—	13,502,403

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). This standard requires companies to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, companies are required to present, either on the face of the statement where net income is presented or in the accompanying notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, companies are required to cross-reference to other disclosures that provide additional detail on those amounts. ASU 2013-02 is effective prospectively for reporting periods beginning after December 15, 2012. We do not believe that the adoption of this standard will have an impact on our consolidated financial position, results of operations or cash flows.

In July 2012, the FASB issued ASU No. 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”). Similar to the approach to annual goodwill impairment testing set forth in ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which FASB issued in September 2011, ASU 2012-02 is intended to reduce the cost and complexity of annual indefinite-lived intangible assets impairment testing by providing companies the option of performing a qualitative assessment to determine whether further impairment testing is necessary. Under the amendments in ASU 2012-02, an entity may first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (that is, a likelihood of more than 50%) that an indefinite-lived intangible asset is impaired (that is, that its fair value is less than its carrying value). If, after performing such qualitative assessment, an entity concludes that it is not more likely than not that an indefinite-lived intangible asset is impaired, the entity is not required to take further action to test for impairment. However, if the entity concludes otherwise, it must perform the quantitative impairment test in accordance with ASC Topic 350. An entity also has the option to bypass the qualitative assessment and perform only the quantitative impairment test. An entity that chooses to bypass the qualitative assessment in any period may choose to first perform the qualitative assessment in any subsequent period. The amendments in ASU 2012-02 are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption was permitted if an entity’s financial statements for the most recent annual or interim period had not been issued. We elected to early adopt ASU No. 2012-02 and utilized this revised standard for our annual impairment testing, which was performed as of September 30, 2012.

In December 2011, FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires companies to provide new disclosures about offsetting and related arrangements for financial instruments and derivatives. The provisions of ASU 2011-11 are effective for annual reporting periods beginning on or after January 1, 2013, and are required to be applied retrospectively. We do not believe that the adoption of this standard will have an impact on our consolidated financial position, results of operations or cash flows.

In June 2011, FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”). The issuance of ASU 2011-05 is intended to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The guidance in ASU 2011-05 supersedes the presentation options in ASC Topic 220 and facilitates convergence of U.S. GAAP and International Financial Reporting Standards by eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity and requiring that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, FASB issued ASU No. 2011-12, Comprehensive Income (Topic 820): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU No. 2011-05, which defers the ASU 2011-05 requirement to present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. ASU 2011-05 was effective for interim periods and years beginning after December 15, 2011. We adopted ASU 2011-05, as modified by ASU 2011-12, in the first quarter of 2012 by presenting a single continuous statement of operations and comprehensive income/(loss).

Acquired In-Process Research and Development

Acquired In-Process Research and Development

Our acquired IPR&D was the estimated fair value as of the acquisition date of MST-188, which was SynthRx’s lead product candidate. We determined that the estimated fair value of the MST-188 program was $6.5 million as of the acquisition date using the Multi-Period Excess Earnings Method, or MPEEM, which is a form of the income approach. Under the MPEEM, the fair value of an intangible asset is equal to the present value of the asset’s incremental after-tax cash flows (excess earnings) remaining after deducting the market rates of return on the estimated value of contributory assets (contributory charge) over its remaining useful life.

To calculate fair value of the MST-188 program under the MPEEM, we used probability-weighted cash flows discounted at a rate considered appropriate given the significant inherent risks associated with drug development by development-stage companies. Cash flows were calculated based on estimated projections of revenues and expenses related to MST-188 in sickle cell disease and then reduced by a contributory charge on requisite assets employed. Contributory assets included debt-free working capital, net fixed assets and assembled workforce. Rates of return on the contributory assets were based on rates used for comparable market participants. Cash flows were assumed to extend through the market exclusivity period estimated to be provided by orphan drug designation. The resultant cash flows were then discounted to present value using a weighted-average cost of equity capital for companies with profiles substantially similar to that of SynthRx, which we believe represents the rate that market participants would use to value the assets. We compensated for the phase of development of this program by applying a probability factor to our estimation of the expected future cash flows. The projected cash flows were based on significant assumptions, such as the time and resources needed to complete the development and approval of MST-188 in sickle cell disease, estimates of revenue and operating profit related to the program considering its stage of development, the life of the potential commercialized product and associated risks, including the inherent difficulties and uncertainties in drug development, such as obtaining marketing approval from the FDA and other regulatory agencies, and risks related to the viability of and potential alternative treatments in any future target markets.

We test our acquired IPR&D for impairment annually (and between annual tests if we become aware of an event or a change in circumstances that would indicate the carrying amount may be impaired) in accordance with Accounting Standards Codification (“ASC”) Topic 350, Intangibles – Goodwill and Other and Accounting Standards Update (“ASU”) No. 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. We perform our annual indefinite-lived intangible assets impairment testing as of September 30 of each year. As of September 30, 2012, no impairment was noted. There were no events or changes in circumstances during the three months ended March 31, 2013 that we considered indications of impairment of our acquired IPR&D.

Goodwill

Goodwill

A value of $3.0 million, representing the difference between the total purchase price and the aggregate fair values of tangible and intangible assets acquired, less liabilities assumed, was recorded as goodwill. We acquired SynthRx to expand our product pipeline, enter into new therapeutic areas and address unmet market needs. These are among the factors that contributed to a purchase price for the SynthRx acquisition that resulted in the recognition of goodwill.

We test our goodwill for impairment annually (and between annual tests if we become aware of an event or a change in circumstances that would indicate the carrying amount may be impaired) in accordance with ASC Topic 350, Intangibles – Goodwill and Other, and ASU No. 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment. We perform our annual goodwill impairment testing as of September 30 of each year. As of September 30, 2012, no impairment was noted. For the quarter ended December 31, 2012, we determined that the persistently low trading price of our common stock, even after announcement during that quarter of our phase 3 clinical development plans for MST-188 in sickle cell disease, may be an indicator of impairment of our goodwill and we performed an impairment test as of December 31, 2012. Through Step 1 of the two-step quantitative impairment test, we concluded that, as of December 31, 2012, our goodwill was not impaired. There were no events or changes in circumstances during the three months ended March 31, 2013 that we considered indications of impairment of our goodwill.

Net Loss Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Weighted-average number of those common stock equivalents outstanding

The weighted-average number of those common stock equivalents outstanding for each of the periods presented is set forth in the table below:

	Three months ended March 31,
	2013	2012
Options	4,058,751	2,892,132
Warrants	16,488,432	17,824,080

The weighted-average number of those common stock equivalents outstanding for each of the periods presented is set forth in the table below:

	Years ended December 31,
	2012	2011
Warrants	17,093,296	9,436,425
Options	3,111,854	1,156,626

	20,205,150	10,593,051

Supplemental Cash Flow Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Information

Non-cash investing and financing transactions presented separately from the condensed consolidated statements of cash flows for the three months ended March 31, 2013 and 2012 and for the period from inception (June 12, 1996) through March 31, 2013 are as follows:

	Three months ended March 31,		Inception (June 12, 1996) through
	2013	2012	March 31, 2013
Supplemental disclosures of cash flow information:
Interest paid	$—	$—	$180,719
Supplemental disclosures of non-cash investing and financing activities:
Issuance of warrants, common stock and preferred stock for:
Conversion of notes payable and accrued interest	—	—	1,213,988
Prepaid services to consultants	—	—	1,482,781
Conversion of preferred stock	—	—	13,674
Acquisitions	—	—	30,666,878
Issuance of common stock to pay dividends	—	—	213,000
Financial advisor services in conjunction with financings	—	—	3,477,571
Underwriter commissions in conjunction with financings	—	—	766,784
Acquisition of treasury stock in settlement of a claim	—	—	34,737
Cancellation of treasury stock	—	—	(34,737)
Assumptions of liabilities in acquisitions	—	—	1,531,806
Fair value of contingent liabilities, net of contingent assets, recorded at acquisition date	—	—	784,419
Acquisition of license agreement for long-term debt	—	—	161,180
Unrealized (loss)/gain on short-term investments	(8,448)	139	(8,486)
Cashless exercise of warrants	—	—	4,312
Dividends accrued	—	—	621,040
Trade asset converted to available-for-sale asset	—	—	108,000
Dividends extinguished	—	—	408,240
Trade payable converted to note payable	—	—	83,948
Issuance of warrants for return of common stock	—	—	50,852
Detachable warrants issued with notes payable	—	—	450,000
Cumulative preferred stock dividends	—	—	13,502,403

Supplemental Cash Flow Information

	Years ended December 31,		Inception (June 12, 1996) through December 31, 2012
	2012	2011
Supplemental disclosures of cash flow information:
Interest paid	$—	$—	$180,719
Supplemental disclosures of non-cash investing and financing activities:
Issuance of warrants, common stock and preferred stock for:
Conversion of notes payable and accrued interest	—	—	1,213,988
Prepaid services to consultants	—	—	1,482,781
Conversion of preferred stock	—	—	13,674
Acquisitions	—	5,885,323	30,666,878
Issuance of common stock to pay dividends	—	—	213,000
Financial advisor services in conjunction with financings	—	924,017	3,477,571
Underwriter commissions in conjunction with financings	—	766,784	766,784
Acquisition of treasury stock in settlement of a claim	—	—	34,737
Cancellation of treasury stock	—	—	(34,737)
Assumptions of liabilities in acquisitions	—	295,899	1,531,806
Fair value of contingent liabilities, net of contingent assets, recorded at acquisition date	—	784,419	784,419
Acquisition of license agreement for long-term debt	—	—	161,180
Unrealized (gain)/loss on short-term investments	(104)	142	38
Cashless exercise of warrants	—	—	4,312
Dividends accrued	—	—	621,040
Trade asset converted to available-for-sale asset	—	—	108,000
Dividends extinguished	—	—	408,240
Trade payable converted to note payable	—	—	83,948
Issuance of warrants for return of common stock	—	—	50,852
Detachable warrants issued with notes payable	—	—	450,000
Cumulative preferred stock dividends	—	—	13,502,403

Acquisition of SynthRx (Tables)	12 Months Ended
Dec. 31, 2012
Preliminary estimated purchase price of the acquisition

The elements of the total purchase price of the acquisition were as follows:

Event	Shares Issued / Issuable	Probability Weighted Fair Value
Initial consideration (Fully Vested Shares)	862,078	$2,017,263
Initial consideration (Subject to Vesting Shares)	1,938,773	2,103,375	(1)
First Milestone – dosing of first patient	1,000,000	1,084,900
Second Milestone – NDA acceptance	3,839,400	733,403
Third Milestone – FDA approval	8,638,650	730,801

Total	16,278,901	$6,669,742

(1)	This amount is net of the probability-weighted fair value of the Subject to Vesting Shares that we estimated, as of the acquisition date, ultimately may be repurchased by us ($300,481).

Net tangible and intangible assets and liabilities acquired

The following table summarizes the estimated fair values of the net tangible and intangible assets acquired and liabilities assumed at the acquisition date, with the excess being recorded to goodwill:

Net tangible assets acquired	$18,513
Net tangible liabilities assumed	(295,899)
Acquired intangibles:
In-process research and development	6,549,000
Goodwill	3,006,883
Deferred income tax liability	(2,608,755)

Total purchase price	$6,669,742

Pro forma information presenting consolidated results of operations of ADVENTRX and SynthRx

The following unaudited pro forma information presents the condensed consolidated results of operations of Mast Therapeutics and SynthRx as if the acquisition had occurred on January 1, 2010:

Year ended December 31, 2011
Revenues	$—
Loss from operations	(13,795,615)
Net loss applicable to common stock	(13,658,635)
Net loss per share, basic and diluted	(0.47)

Condensed consolidated financial information

The pro forma condensed consolidated financial information includes the following adjustments directly attributable to the acquisition:

Year ended December 31, 2011
Transaction-related expenses	$58,887

Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair values of short-term investments, contingent asset and liability

The fair values at March 31, 2013 of our short-term investments and our contingent liability are summarized in the following table:

	March 31, 2013
	Total Fair Value	Fair Value Determined Under:
		(Level 1)	(Level 2)	(Level 3)
Short-term investments	$10,597,514	$—	$10,597,514	$—
Contingent liability	$(170,000)	$—	$—	$(170,000)

The fair values at December 31, 2012 and 2011 of our short-term investments and our contingent asset and liability related to the SynthRx acquisition are summarized in the following tables:

	December 31, 2012
		Fair Value Determined Under:
	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
Short-term investments	$14,010,962	$ —	$14,010,962	$—
Contingent asset	$—	$ —	$—	$—
Contingent liability	$(142,500)	$ —	$—	$(142,500)

	December 31, 2011
	Total Fair Value	Fair Value Determined Under:
		(Level 1)	(Level 2)	(Level 3)
Short-term investments	$7,133,697	$—	$7,133,697	$—
Contingent asset	$815,011	$—	$—	$815,011
Contingent liability	$(140,125)	$—	$—	$(140,125)

Reconciliation of the contingent asset and liability that are measured and recorded at fair value on a recurring basis using significant unobservable inputs

A reconciliation of the contingent liability for the three months ended March 31, 2013 is as follows:

Three months ended March 31, 2013
Balance at December 31, 2012	$(142,500)
Settlements	—
Total net unrealized gains (losses) included in earnings	(27,500)
Total net unrealized gains (losses) included in other comprehensive income	—
Transfers into level 3 (gross)	—
Transfers out of level 3 (gross)	—

Balance at March 31, 2013	$(170,000)

Change in unrealized gains or losses for the period included in earnings for liabilities held at March 31, 2013	$(27,500)

A reconciliation of the contingent asset and contingent liability that are measured and recorded at fair value on a recurring basis using significant unobservable inputs (Level 3) in the year ended December 31, 2012 is as follows:

	Year ended December 31, 2012
	Contingent Asset	Contingent Liability
Beginning balance	$815,011	$(140,125)
Settlements	(886,988)	—
Total net unrealized gains (losses) included in earnings	71,977	(2,375)
Total net unrealized gains (losses) included in other comprehensive income	—	—
Transfers into level 3 (gross)	—	—
Transfers out of level 3 (gross)	—	—

Ending balance	$—	$(142,500)

Change in unrealized gains or losses for the period included in earnings for assets or liabilities held at December 31, 2012	$—	$(2,375)

Summary Of Inputs Used In Calculation Of Contingent Liability

The following inputs were used in the calculation of the contingent liability at March 31, 2013:

Contingent Liability
Number of shares to be issued	250,000
Market price of our common stock at March 28, 2013	$0.68
Probability of achievement of the First Milestone	100%

The following inputs were used in the calculation of the contingent liability at December 31, 2012:

Contingent Liability
Number of shares to be issued	250,000
Market price of our common stock at December 31, 2012	$0.57
Probability of achievement of the First Milestone (significant unobservable input)	100%

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment

Property and equipment at December 31, 2012 and 2011 were as follows:

	Useful Lives	2012	2011
Office furniture, computer and lab equipment	3 -5 years	$421,494	$280,839
Computer software	3 years	62,509	63,016
Leasehold improvements	1 year	34,900	34,900
Equipment in progress	n/a	—	359,897

		518,903	738,652
Less accumulated depreciation and amortization		(320,545)	(274,187)

Property and equipment, net		$198,358	$464,465

Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued liabilities

Accrued liabilities at March 31, 2013 and December 31, 2012 were as follows:

	March 31, 2013	December 31, 2012
Accrued contracts and study expenses	$1,651,214	$1,203,808
Other accrued liabilities	212,550	80,168

Total accrued liabilities	$1,863,764	$1,283,976

Accrued liabilities at December 31, 2012 and 2011 were as follows:

	2012	2011
Accrued contracts and study expenses	$1,203,808	$880,608
Other accrued liabilities	80,168	239,808

Accrued liabilities	$1,283,976	$1,120,416

Capital Stock and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Outstanding warrants to purchase shares of common stock

At March 31, 2013, outstanding warrants to purchase shares of common stock are as follows:

Warrants	Exercise Price	Expiration Date
99,696	$11.9125	June 2014
144,000	$5.8750	October 2014
19,007	$4.4750	July 2014
14,183	$4.0625	August 2014
36,071	$3.7500	June 2014
216,000	$3.6700	October 2014
1,816,608	$3.6500	May 2015
409,228	$3.4400	April 2015
2,046,139	$2.7500	January 2016
1,062,500	$1.0000	April 2015
10,625,000	$1.1000	November 2016

16,488,432

At December 31, 2012, outstanding warrants to purchase shares of common stock are as follows:

Warrants	Exercise Price	Expiration Date
99,696	$11.9125	June 2014
144,000	$5.8750	October 2014
19,007	$4.4750	July 2014
14,183	$4.0625	August 2014
36,071	$3.7500	June 2014
216,000	$3.6700	October 2014
1,816,608	$3.6500	May 2015
409,228	$3.4400	April 2015
2,046,139	$2.7500	January 2016
1,062,500	$1.0000	April 2015
10,625,000	$1.1000	November 2016

16,488,432

Equity Incentive Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Estimated share-based compensation expense related to equity awards granted to employees and non-employee directors

Estimated share-based compensation expense related to equity awards granted to our employees and non-employee directors for the three months ended March 31, 2013 and 2012 was as follows:

	Three months ended March 31,
	2013	2012
Selling, general and administrative expense	$314,428	$351,804
Research and development expense	37,128	25,701

Share-based compensation expense	$351,556	$377,505

The share-based compensation expense from all stock options granted that has been charged to our consolidated statements of operations and comprehensive income/(loss) in the years ended December 31, 2012 and 2011 was comprised of the following:

	Years Ended December 31,
	2012	2011
Selling, general and administrative expense	$1,381,554	$888,592
Research and development expense	77,776	(22,540)

Share-based compensation expense	$1,459,330	$866,052

Summary of option activity

A summary of all of our option activity as of December 31, 2012 and 2011 and of changes in options outstanding under the plans during the year ended December 31, 2012 are as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Years	Aggregate Intrinsic Value
Outstanding at December 31, 2011	2,892,132	$2.83
Granted	933,996	$0.68
Exercised	(3,656)	$0.60
Cancelled/forfeited/expired	(236,729)	$2.25

Outstanding at December 31, 2012	3,585,743	$2.31	8.67	$—

Options exercisable at December 31, 2012	988,743	$4.59	7.92	$—

Vested and expected to vest at December 31, 2012	3,461,169	$2.35	8.66	$—

Black-Scholes option-valuation model for option grants to employees and non-employee directors

The assumptions used in the Black-Scholes option-valuation model for option grants to employees and non-employee directors during the years ended December 31, 2012 and 2011 are as follows:

	Years Ended December 31,
	2012	2011
Risk-free interest rate	0.6 – 0.8%	1.1 – 2.4%
Dividend yield	0.0%	0.0%
Expected volatility	131-139%	125-131%
Expected term (in years)	5.2 – 6.1 years	5 – 6.25 years
Forfeiture rate	4%	4%

Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Future rental commitments	Future rental commitments under all operating leases are as follows:

Year Ending December 31,
2013	$264,285
2014	327,638
2015	27,365
2016	—
2017	—

Total	$619,288

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income tax provision/(benefit)

The income tax benefit is different from that which would be obtained by applying the statutory Federal income tax rate of 34% to income before income tax expense. The items causing this difference for the years ended December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
Income tax benefit at federal statutory rate	$(5,289,000)	$(4,508,000)
R & D credit	279,000	(155,000)
Stock options	205,000	386,000
Acquisition costs	—	374,000
Contingent asset/liability	—	(496,000)
Net operating loss adjustment	14,433,000	—
Other	(20,000)	3,000
Change in federal valuation allowance	(9,608,000)	4,396,000

Total	$—	$—

Significant components of deferred tax assets and liabilities

Significant components of deferred tax assets and liabilities at December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
Deferred tax assets:
Accrued expenses	$118,722	$96,979
Stock options expense under ASC 718	1,362,557	1,021,202
Net operating loss carry forwards	6,098,125	17,787,621
Income tax credit carry forwards	137,123	445,296
Property and equipment	141,755	8,959
Intangibles	2,288,961	2,212,680
Other	20,110	10,490

Total deferred tax assets	10,167,353	21,583,227
Less: valuation allowance	(10,167,353)	(21,583,227)

Total deferred tax assets, net of valuation allowance	$—	$—

Deferred tax liabilities:
Acquired intangibles	(2,608,755)	(2,608,755)

Total deferred tax assets/liabilities, net of valuation allowance	$(2,608,755)	$(2,608,755)

Summary of Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly statements of operations data

The following is a summary of the unaudited quarterly results of operations for the years ended December 31, 2012 and 2011:

Quarterly statements of operations data

	Quarters Ended
2012 (unaudited):	March 31	June 30	September 30	December 31
Revenue	$—	$—	$—	$—
Loss from operations	(4,171,496)	(4,221,558)	(3,218,499)	(4,016,449)
Net loss	(4,152,517)	(4,211,163)	(3,199,053)	(3,996,756)
Net loss applicable to common stock	(4,152,517)	(4,211,163)	(3,199,053)	(3,996,756)
Basic and diluted net loss per share	$(0.09)	$(0.09)	$(0.07)	$(0.08)
Basic and diluted weighted average number of shares of common stock outstanding	47,715,709	47,715,709	47,715,709	47,418,669

	Quarters Ended
2011 (unaudited):	March 31	June 30	September 30	December 31
Revenue	$—	$—	$—	$—
Loss from operations	(2,994,415)	(4,406,465)	(3,552,845)	(2,443,160)
Net loss	(2,956,439)	(4,392,190)	(3,539,326)	(2,371,976)
Net loss applicable to common stock	(2,956,439)	(4,392,190)	(3,539,326)	(2,371,976)
Basic and diluted net loss per share	$(0.13)	$(0.17)	$(0.13)	$(0.06)
Basic and diluted weighted average number of shares of common stock outstanding	22,755,463	26,250,259	26,465,709	37,090,709

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended			199 Months Ended	202 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2006	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2013 Minimum	Dec. 31, 2012 Minimum	Mar. 31, 2013 Maximum	Dec. 31, 2012 Maximum
Cash Equivalents carried at cost	$ 1,000,000	$ 2,900,000		$ 1,000,000
Cash and cash equivalents of highly liquid investments with maturity date of purchase	3 months or less
Cash and cash equivalents of income yielding securities with maturity date of purchase	More than three months and one year or less
Estimated useful lives of assets						3 years	3 years	5 years	5 years
Determination percentage	More than 50%
In-process research and development			10,400,000	10,422,130	10,422,130
Foreign currency gains	$ 53,000	$ 11,000
Liabilities denominated in currencies	1.00%	8.00%
Cumulative change in ownership percentage description	more than 50%

Net Loss Per Common Share (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Weighted-average number of those common stock equivalents outstanding
Anti-dilutive securities			20,205,150	10,593,051
Stock Options
Weighted-average number of those common stock equivalents outstanding
Anti-dilutive securities	4,058,751	2,892,132	3,111,854	1,156,626
Warrant
Weighted-average number of those common stock equivalents outstanding
Anti-dilutive securities	16,488,432	17,824,080	17,093,296	9,436,425

Supplemental Cash Flow Information (Detail) (USD $)	3 Months Ended		12 Months Ended		199 Months Ended	202 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Supplemental disclosures of cash flow information:
Interest paid					$ 180,719	$ 180,719
Issuance of warrants, common stock and preferred stock for:
Conversion of notes payable and accrued interest					1,213,988	1,213,988
Prepaid services to consultants					1,482,781	1,482,781
Conversion of preferred stock					13,674	13,674
Acquisitions				5,885,323	30,666,878	30,666,878
Issuance of common stock to pay dividends					213,000	213,000
Financial advisor services in conjunction with financings				924,017	3,477,571	3,477,571
Underwriter commissions in conjunction with financings				766,784	766,784	766,784
Acquisition of treasury stock in settlement of a claim					34,737	34,737
Cancellation of treasury stock					(34,737)	(34,737)
Assumptions of liabilities in acquisitions				295,899	1,531,806	1,531,806
Fair value of contingent liabilities, net of contingent assets, recorded at acquisition date				784,419	784,419	784,419
Acquisition of license agreement for long-term debt					161,180	161,180
Unrealized (gain)/loss on short-term investments	(8,448)	139	(104)	142	38	(8,486)
Cashless exercise of warrants					4,312	4,312
Dividends accrued					621,040	621,040
Trade asset converted to available-for-sale asset					108,000	108,000
Dividends extinguished					408,240	408,240
Trade payable converted to note payable					83,948	83,948
Issuance of warrants for return of common stock					50,852	50,852
Detachable warrants issued with notes payable					450,000	450,000
Cumulative preferred stock dividends					$ 13,502,403	$ 13,502,403

Acquisition of SynthRx - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended		199 Months Ended	202 Months Ended
	Apr. 30, 2011	Apr. 08, 2011 PValue	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued based on the achievement of First Milestone			250,000			250,000
P-Value, significance level of statistical test, Terms, description	With a p value of 0.01 in the primary endpoint shall not exceed 250 unless otherwise mutually agreed
P-Value, significance level of statistical test using more than 250 patients		0.01
Repurchase of shares							1,454,079
Number of patients - primary endpoint	Exceeds 250 patients
Preliminary estimated purchase price		$ 6,700,000
IPR & D, ANX-188 lead product program, fair value			6,500,000	6,500,000		6,500,000		6,500,000	6,500,000
Goodwill			3,000,000	3,000,000		3,000,000		3,000,000	3,000,000
Deferred income tax liability resulting from the acquisition			2,600,000	2,600,000		2,600,000		2,600,000	2,600,000
Net cash settlement provision			0			0
Shares issued based on the achievement of First Milestone, Description			In accordance with ASC 815-40, we remeasure the contingent liability related to the First Milestone Shares as of the last day of each fiscal quarter until the arrangement is settled. The remeasurement of the contingent liability as of March 31, 2013 resulted in a $27,500 increase to transaction-related expenses for the three-month period ended March 31, 2013. Upon achievement of the First Milestone, the contingent liability will be remeasured, any change in its fair value as of that settlement date will be recognized in earnings as a transaction-related expense, and the contingent liability will be eliminated. The fair value of First Milestone Shares we ultimately issue will be recorded as equity. As of March 31, 2013, based on the timing of and the planned number of patients in the EPIC study, we will issue 25%, or 250,000, of the First Milestone Shares.			The probability-weighted fair value of the First Milestone Shares was recorded as a liability as there was variability with respect to the number of shares that ultimately may be issued (from 250,000 to 1,000,000 shares) based on the circumstances of achievement of the First Milestone
Transaction related Expense			27,500			100,000
Annual indefinite lived intangible assets Impairment noted					0
Goodwill impairment				0	0			5,702,130	5,702,130
Percentage of shares			25.00%
Minimum
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued based on the achievement of First Milestone						250,000
Maximum
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued based on the achievement of First Milestone						1,000,000
SynthRx
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued , Fully vested shares		16,278,901
Repurchase of shares			1,454,079			1,454,079
Repurchase price of shares			$ 0.001			$ 0.001
Preliminary estimated purchase price							6,669,742
IPR & D, ANX-188 lead product program, fair value							6,549,000
Goodwill							3,006,883
Deferred income tax liability resulting from the acquisition							2,608,755
First Milestone - dosing of first patient
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued , Fully vested shares			1,000,000			1,000,000
Percentage of shares issuable to reduce			75.00%			75.00%
Repurchase of shares						1,454,079
Repurchase price of shares	0.001					$ 0.001
Number of shares issuable			750,000			750,000
Subsequent re-measurement			0			0
First Milestone - dosing of first patient | SynthRx
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued , Fully vested shares		1,000,000
Initial consideration (Fully Vested Shares)
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued based on the achievement of First Milestone	862,078
Shares issued , Fully vested shares	1,000,000
Shares deducted as a result of certain expenses of SynthRx	137,922
Initial consideration (Fully Vested Shares) | SynthRx
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued , Fully vested shares		862,078
Initial consideration (Subject to Vesting Shares)
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued, Subject to vesting shares		1,938,773
Percentage of shares issuable to reduce	75.00%
Repurchase of shares	1,454,079
Purchase price of shares						$ 1,454
Initial consideration (Subject to Vesting Shares) | SynthRx
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued , Fully vested shares		1,938,773
Second Milestone - NDA acceptance
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued , Fully vested shares			3,839,400			3,839,400
Second Milestone - NDA acceptance | SynthRx
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued , Fully vested shares		3,839,400
Third Milestone - FDA approval
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued , Fully vested shares			8,638,650			8,638,650
Third Milestone - FDA approval | SynthRx
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued , Fully vested shares		8,638,650

Preliminary Estimated Purchase Price of Acquisition (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended
	Apr. 30, 2011 Initial consideration (Fully Vested Shares)	Mar. 31, 2013 First Milestone - dosing of first patient	Dec. 31, 2012 First Milestone - dosing of first patient	Mar. 31, 2013 Second Milestone - NDA acceptance	Dec. 31, 2012 Second Milestone - NDA acceptance	Mar. 31, 2013 Third Milestone - FDA approval	Dec. 31, 2012 Third Milestone - FDA approval	Apr. 08, 2011 SynthRx	Apr. 08, 2011 SynthRx Initial consideration (Fully Vested Shares)	Apr. 08, 2011 SynthRx Initial consideration (Subject to Vesting Shares)		Apr. 08, 2011 SynthRx First Milestone - dosing of first patient	Apr. 08, 2011 SynthRx Second Milestone - NDA acceptance	Apr. 08, 2011 SynthRx Third Milestone - FDA approval
Business Acquisition [Line Items]
Share Issued/Issuable	1,000,000	1,000,000	1,000,000	3,839,400	3,839,400	8,638,650	8,638,650	16,278,901	862,078	1,938,773		1,000,000	3,839,400	8,638,650
Probability Weighted Fair Value								$ 6,669,742	$ 2,017,263	$ 2,103,375	[1]	$ 1,084,900	$ 733,403	$ 730,801

[1]	This amount is net of the probability-weighted fair value of the Subject to Vesting Shares that we estimated, as of the acquisition date, ultimately may be repurchased by us ($300,481).

Preliminary Estimated Purchase Price of Acquisition (Parenthetical) (Detail) (Initial consideration (Subject to Vesting Shares), SynthRx, USD $)	Apr. 08, 2011
Initial consideration (Subject to Vesting Shares) | SynthRx
Business Acquisition [Line Items]
Probability weighted fair value of shares repurchased by the company	$ 300,481

Net Tangible and Intangible Assets and Liabilities Acquired (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Apr. 08, 2011	Dec. 31, 2011 SynthRx
Net Tangible and intangible assets and liabilities acquired
Net tangible assets acquired				$ 18,513
Net tangible liabilities assumed				(295,899)
Acquired intangibles:
In-process research and development	6,500,000	6,500,000		6,549,000
Goodwill	3,000,000	3,000,000		3,006,883
Deferred income tax liability	(2,600,000)	(2,600,000)		(2,608,755)
Total purchase price			$ 6,700,000	$ 6,669,742

Pro Forma Information Presenting Consolidated Results of Operations of Mast Therapeutics and SynthRx (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Pro forma information presenting consolidated results of operations of ADVENTRX and SynthRx
Revenues
Loss from operations	(13,795,615)
Net loss applicable to common stock	$ (13,658,635)
Net loss per share, basic and diluted	$ (0.47)

Condensed Consolidated Financial Information (Detail) (SynthRx, USD $)	Dec. 31, 2011
SynthRx
Condensed consolidated financial information
Transaction-related expenses	$ 58,887

Short-term Investments- Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment [Line Items]
Fair value of short-term investments	$ 10,597,514	$ 14,010,962	$ 7,133,697
Cost basis of short-term investments	10,606,000	14,011,000
Unrealized losses on short term investment	$ 8,486	$ 38

Fair Value of Short Term Investment and Contingent Asset and Liabilities (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	$ 10,597,514	$ 14,010,962	$ 7,133,697
Contingent asset			815,011
Contingent liability	(170,000)	(142,500)	(140,125)
Fair Value Determined Under Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments
Contingent asset
Contingent liability
Fair Value Determined Under Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	10,597,514	14,010,962	7,133,697
Contingent asset
Contingent liability
Fair Value Determined Under Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments
Contingent asset			815,011
Contingent liability	$ (170,000)	$ (142,500)	$ (140,125)

Reconciliation of Contingent Asset and Contingent Liability (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Reconciliation of the contingent asset asset that is measured and recorded at fair value on a recurring basis using significant unobservable inputs
Beginning balance, Contingent Asset		$ 815,011
Settlements, Contingent Asset		(886,988)
Total net unrealized gains (losses) included in earnings, Contingent Asset		71,977
Total net unrealized gains (losses) included in other comprehensive income
Transfers into level 3 (gross), Contingent Asset
Transfers out of level 3 (gross), Contingent Asset
Ending balance, Contingent Asset
Change in unrealized gains or losses for the period included in earnings for assets, Contingent Liability
Reconciliation of the contingent liability that is measured and recorded at fair value on a recurring basis using significant unobservable inputs
Beginning balance, Contingent Liability	(142,500)	(140,125)
Settlements, Contingent Liability
Total net unrealized gains (losses) included in earnings, Contingent Liability	(27,500)	(2,375)
Total net unrealized gains (losses) included in other comprehensive income, Contingent Liability
Transfers into level 3 (gross), Contingent Liability
Transfers out of level 3 (gross), Contingent Liability
Ending balance, Contingent Liability	(170,000)	(142,500)
Change in unrealized gains or losses for the period included in earnings for liabilities, Contingent Liability	$ (27,500)	$ (2,375)

Fair Value of Financial Instruments - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Repurchase of common shares Subject to Vesting				1,454,079
First Milestone - dosing of first patient
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Repurchase of common shares Subject to Vesting			1,454,079
Repurchase price of subject to vesting shares	$ 0.001		$ 0.001
Market price of common stock, Contingent Asset			$ 0.61	$ 0.59
Market price of common stock, Contingent Liability		$ 0.68	$ 0.57	$ 0.59

Fair Value Calculation of Contingent Liability (Detail) (First Milestone - dosing of first patient, USD $)	Mar. 31, 2013	Dec. 31, 2012
First Milestone - dosing of first patient
Summary of Inputs used in calculation of contingent liability
Number of shares to be issued	250,000	250,000
Market price of our common stock	$ 0.68	$ 0.57
Probability of achievement of the First Milestone	100.00%	100.00%

Property and Equipment (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Minimum	Dec. 31, 2012 Minimum	Mar. 31, 2013 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Office furniture, computer and lab equipment	Dec. 31, 2011 Office furniture, computer and lab equipment	Dec. 31, 2012 Office furniture, computer and lab equipment Minimum	Dec. 31, 2012 Office furniture, computer and lab equipment Maximum	Dec. 31, 2012 Computer software	Dec. 31, 2011 Computer software	Dec. 31, 2012 Leasehold improvements	Dec. 31, 2011 Leasehold improvements	Dec. 31, 2012 Equipment in progress	Dec. 31, 2011 Equipment in progress
Property and Equipment
Useful Lives				3 years	3 years	5 years	5 years			3 years	5 years	3 years		1 year
Property and equipment, gross		$ 518,903	$ 738,652					$ 421,494	$ 280,839			$ 62,509	$ 63,016	$ 34,900	$ 34,900	$ 600,000	$ 359,897
Less accumulated depreciation and amortization		(320,545)	(274,187)
Property and equipment, net	$ 198,706	$ 198,358	$ 464,465

Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		199 Months Ended	202 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Depreciation and amortization expense	$ 9,795	$ 30,192	$ 90,047	$ 37,570	$ 10,575,237	$ 10,585,032
Original of Cost Equipment			518,903	738,652	518,903
Impairment Loss			402,739		510,739	510,739
Equipment in progress
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Original of Cost Equipment			$ 600,000	$ 359,897	$ 600,000
Minimum
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Property and equipment estimated useful lives	3 years		3 years
Maximum
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Property and equipment estimated useful lives	5 years		5 years

Accrued Liabilities (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued liabilities
Accrued contracts and study expenses	$ 1,651,214	$ 1,203,808	$ 880,608
Other accrued liabilities	212,550	80,168	239,808
Total accrued liabilities	$ 1,863,764	$ 1,283,976	$ 1,120,416

Accrued Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule Of Accrued Liabilities [Line Items]
Accrual related to discontinuation of ANX-514 Manufacturing activities	$ 0.2	$ 0.4

Capital Stock and Warrants - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Nov. 30, 2011	Jan. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Warrant or Right [Line Items]
Common stock, shares issued	21,250,000		47,719,365	47,719,365	47,715,709
Warrants to purchase up to an aggregate			16,488,432	16,488,432
Gross proceeds of financing	$ 17
Net proceeds from financing	15.6
Warrants expiration period		2012-01
Additional proceeds from the exercise of 5 year warrants	11.7
Exercise price of warrants per share	1
5-year warrants exercisable		Jan 11, 2016
Additional shares of common stock purchased using warrants	10,625,000
Aggregate number of common stock	0.5
Warrants exercisable	Nov 16, 2016
Compensation warrants exercisable date	Apr 1, 2015
Convertible Common Stock
Class of Warrant or Right [Line Items]
Common stock, shares issued		8,184,556
Gross proceeds of financing		22.5
Net proceeds from financing		21
Exercise price of warrants per share		2.75
Series F Preferred Stock
Class of Warrant or Right [Line Items]
Additional proceeds from the exercise of 5 year warrants		5.6
Maximum
Class of Warrant or Right [Line Items]
Warrants to purchase up to an aggregate	1,062,500
Warrant
Class of Warrant or Right [Line Items]
Exercise price of warrants per share	1.1
5-year warrants
Class of Warrant or Right [Line Items]
Warrants to purchase up to an aggregate		2,046,139
Period of warrant		5 years
1-year warrants
Class of Warrant or Right [Line Items]
Warrants to purchase up to an aggregate		2,046,139
Period of warrant		1 year

Warrants (Detail)	Mar. 31, 2013	Dec. 31, 2012	Nov. 30, 2011	Mar. 31, 2013 June 2014	Dec. 31, 2012 June 2014	Mar. 31, 2013 October 2014	Dec. 31, 2012 October 2014	Mar. 31, 2013 July 2014	Dec. 31, 2012 July 2014	Mar. 31, 2013 August 2014	Dec. 31, 2012 August 2014	Mar. 31, 2013 June 2014	Dec. 31, 2012 June 2014	Mar. 31, 2013 October 2014	Dec. 31, 2012 October 2014	Mar. 31, 2013 May 2015	Dec. 31, 2012 May 2015	Mar. 31, 2013 April 2015	Dec. 31, 2012 April 2015	Mar. 31, 2013 January 2016	Dec. 31, 2012 January 2016	Mar. 31, 2013 April 2015	Dec. 31, 2012 April 2015	Mar. 31, 2013 November 2016	Dec. 31, 2012 November 2016
Class of Warrant or Right [Line Items]
Warrants	16,488,432	16,488,432		99,696	99,696	144,000	144,000	19,007	19,007	14,183	14,183	36,071	36,071	216,000	216,000	1,816,608	1,816,608	409,228	409,228	2,046,139	2,046,139	1,062,500	1,062,500	10,625,000	10,625,000
Exercise Price			1	11.9125	11.9125	5.875	5.875	4.475	4.475	4.0625	4.0625	3.75	3.75	3.67	3.67	3.65	3.65	3.44	3.44	2.75	2.75	1	1	1.1	1.1
Expiration Date				Jun 30, 2014	Jun 30, 2014	Oct 31, 2014	Oct 31, 2014	Jul 31, 2014	Jul 31, 2014	Aug 31, 2014	Aug 31, 2014	Jun 30, 2014	Jun 30, 2014	Oct 31, 2014	Oct 31, 2014	May 31, 2015	May 31, 2015	Apr 30, 2015	Apr 30, 2015	Jan 31, 2016	Jan 31, 2016	Apr 30, 2015	Apr 30, 2015	Nov 30, 2016	Nov 30, 2016

Share-Based Compensation Expense (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Estimated share-based compensation expense related to equity awards granted to employees and non-employee directors
Share-based compensation expense	$ 351,556	$ 377,505	$ 1,459,330	$ 866,052
Selling, general and administrative expense [Member]
Estimated share-based compensation expense related to equity awards granted to employees and non-employee directors
Share-based compensation expense	314,428	351,804	1,381,554	888,592
Research and Development Expense [Member]
Estimated share-based compensation expense related to equity awards granted to employees and non-employee directors
Share-based compensation expense	$ 37,128	$ 25,701	$ 77,776	$ (22,540)

Equity Incentive Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for grant			1,220,307
Purchase price of shares of common stock			Less than 100%
Contractual term			10 years
Vesting period			4 years
Options exercisable, cancelled			236,729	31,004
Weighted-average grant date fair value	$ 0.53		$ 0.61	$ 1.52
Total unrecognized estimated compensation cost related to non-vested employee and non-employee director share- based awards	$ 2.6		$ 2.6
Expected to be recognized over a weighted-average period	2 years 9 months 18 days		2 years 10 months 2 days
Percentage lower of fair market value at which employees are eligible to purchase common stock			85.00%
Percentage of employee compensation authorized to withhold			15.00%
Common stock issued under purchase plan			246,945
Percentage of common stock subject to annual automatic increase			1.00%
Common stock subject to annual automatic increase			30,000
Stock options exercised	0	0	3,656
Granted stock options	484,300	0
2005 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted			0
2008 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted			0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation right			1
Other than stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation right			1.5

Summary of Option Activity (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Shares
Outstanding at December 31, 2011	3,585,743	2,892,132	2,892,132
Granted			933,996
Exercised	0	0	(3,656)
Cancelled/forfeited/expired			(236,729)	(31,004)
Outstanding at December 31, 2012			3,585,743	2,892,132
Options exercisable at December 31, 2012			988,743
Vested and expected to vest at December 31, 2012			3,461,169
Weighted-Average Exercise Price
Outstanding at December 31, 2011	$ 2.31	$ 2.83	$ 2.83
Granted			$ 0.68
Exercised			$ 0.6
Cancelled/forfeited/expired			$ 2.25
Outstanding at December 31, 2012			$ 2.31	$ 2.83
Options exercisable at December 31, 2012			$ 4.59
Vested and expected to vest at December 31, 2012			$ 2.35
Remaining Contractual Years
Outstanding at December 31, 2012			8 years 8 months 1 day
Options exercisable at December 31, 2012			7 years 11 months 1 day
Vested and expected to vest at December 31, 2012			8 years 7 months 28 days
Intrinsic Value
Outstanding at December 31, 2012
Options exercisable at December 31, 2012
Vested and expected to vest at December 31, 2012

Black-Scholes Option-valuation Model for Option Grants to Employees and Non-employee Directors (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Black-Scholes option-valuation model for option grants to employees and non-employee directors
Dividend yield	0.00%	0.00%
Forfeiture rate	4.00%	4.00%
Minimum
Black-Scholes option-valuation model for option grants to employees and non-employee directors
Risk-free interest rate	0.60%	1.10%
Expected volatility	131.00%	125.00%
Expected term (in years)	5 years 2 months 12 days	5 years
Maximum
Black-Scholes option-valuation model for option grants to employees and non-employee directors
Risk-free interest rate	0.80%	2.40%
Expected volatility	139.00%	131.00%
Expected term (in years)	6 years 1 month 6 days	6 years 3 months

Commitments - Additional Information (Detail) (USD $)	1 Months Ended			12 Months Ended
	Nov. 30, 2012	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2013	Dec. 31, 2012	Jul. 31, 2012	Dec. 31, 2011
Leases [Line Items]
Average rent		$ 23,800	$ 16,900
Increased lease amount				24,500
Additional lease extension period	24 months
Amendment increased rent in first year	21,614
Amendment increased rent in second year	26,677
Notice period to exercise option to extend lease					10 days
Lease expired					Jan 31, 2015
Receive rental income						3,100
Rent expense					$ 262,000		$ 206,000

Future Rental Commitment (Detail) (USD $)	Dec. 31, 2012
Future rental commitments
2013	$ 264,285
2014	327,638
2015	27,365
2016
2017
Total	$ 619,288

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Provision or benefit for income taxes
Statutory Federal income tax rate	34.00%
Cumulative change in ownership percentage	50.00%
Income tax holiday, testing period	3 years
Cumulative change in ownership percentage description	more than 50%
Tax attribute carry forward	14,400,000
Impact on income tax, tax attribute carry forwards	0
R&D tax credit carry forwards	137,123	445,296
Uncertain income tax position	50.00%
Unrecognized tax benefits	0
Period of change in unrecognized tax benefits	12 months
Tax liability, penalties or interest	0	0
Federal
Income Taxes [Line Items]
Tax loss carry forwards	15,500,000
Tax loss carry forwards foreign	14,400,000
R&D tax credit carry forwards	21,000
California
Income Taxes [Line Items]
R&D tax credit carry forwards	$ 176,000

Income Tax Provision (Benefit) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income tax provision/(benefit)
Income tax benefit at federal statutory rate	$ (5,289,000)	$ (4,508,000)
R & D credit	279,000	(155,000)
Stock options	205,000	386,000
Acquisition costs		374,000
Contingent asset/liability		(496,000)
Net operating loss adjustment	14,433,000
Other	(20,000)	3,000
Change in federal valuation allowance	(9,608,000)	4,396,000
Total

Significant Components of Deferred Tax assets and Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Accrued expenses	$ 118,722	$ 96,979
Stock options expense under ASC 718	1,362,557	1,021,202
Net operating loss carry forwards	6,098,125	17,787,621
Income tax credit carry forwards	137,123	445,296
Property and equipment	141,755	8,959
Intangibles	2,288,961	2,212,680
Other	20,110	10,490
Total deferred tax assets	10,167,353	21,583,227
Less: valuation allowance	(10,167,353)	(21,583,227)
Total deferred tax assets, net of valuation allowance
Deferred tax liabilities:
Acquired intangibles	(2,608,755)	(2,608,755)
Total deferred tax assets/liabilities, net of valuation allowance	$ (2,608,755)	$ (2,608,755)

401(k) Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Contribution Plan [Line Items]
Voluntary contributions by employees	100.00%
Matching contributions	100.00%
Employee contributions	6.00%
Total expense incurred in employer matching contribution	$ 163,171	$ 87,790

Segment Information - Additional Information (Detail) (USD $)	3 Months Ended								12 Months Ended		199 Months Ended	202 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Segment Reporting Information [Line Items]
Recognized revenues									$ 0	$ 0	$ 2,093,522	$ 2,093,522

Summary of Quarterly Financial Data (Detail) (USD $)	3 Months Ended									7 Months Ended	12 Months Ended																199 Months Ended	202 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 1996	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 1999	Dec. 31, 1998	Dec. 31, 1997	Dec. 31, 2012	Mar. 31, 2013
Quarterly statements of operations data
Revenues											$ 0	$ 0															$ 2,093,522	$ 2,093,522
Loss from operations	(5,592,913)	(4,016,449)	(3,218,499)	(4,221,558)	(4,171,496)	(2,443,160)	(3,552,845)	(4,406,465)	(2,994,415)		(15,628,002)	(13,396,885)															(179,681,823)	(185,274,736)
Net loss	(5,580,867)	(3,996,756)	(3,199,053)	(4,211,163)	(4,152,517)	(2,371,976)	(3,539,326)	(4,392,190)	(2,956,439)	(259,476)	(15,559,489)	(13,259,931)	(8,450,922)	(11,325,058)	(26,647,493)	(22,142,040)	(29,331,773)	(24,782,646)	(6,701,048)	(2,332,077)	(2,105,727)	(16,339,120)	(3,701,084)	(1,055,485)	(1,204,380)	(1,979,400)	(187,177,148)	(192,758,015)
Net loss applicable to common stock	$ (5,580,867)	$ (3,996,756)	$ (3,199,053)	$ (4,211,163)	$ (4,152,517)	$ (2,371,976)	$ (3,539,326)	$ (4,392,190)	$ (2,956,439)		$ (15,559,489)	$ (13,259,931)															$ (198,305,071)	$ (203,885,938)
Basic and diluted net loss per share	$ (0.12)	$ (0.08)	$ (0.07)	$ (0.09)	$ (0.09)	$ (0.06)	$ (0.13)	$ (0.17)	$ (0.13)		$ (0.33)	$ (0.47)
Basic and diluted weighted average number of shares of common stock outstanding	46,265,286	47,418,669	47,715,709	47,715,709	47,715,709	37,090,709	26,465,709	26,250,259	22,755,463		47,641,043	28,175,221

Recent Accounting Pronouncements - Additional Information (Detail) (USD $)	3 Months Ended
Mar. 31, 2013
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Realized gains or losses on marketable securities	$ 0